                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

        METLIFE FINANCIAL FREEDOM SELECT(R) VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B

                                  May 1, 2015

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for MetLife Financial Freedom Select Annuity Contracts dated May 1, 2015 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, P.O. Box 10342, Des Moines, IA 50306-0342.

   A Statement of Additional Information for the Metropolitan Series Fund (Metropolitan Fund), the Met Investors Series Trust (Met Investors Fund), the Calvert Social Balanced Portfolio and the American Funds Insurance Series(R) (American Funds(R)) are attached at the end of this Statement of Additional Information.

   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled Important Terms You Should Know of the Prospectus for MetLife Financial Freedom Select Variable Annuity Contracts dated May 1, 2015.

                               TABLE OF CONTENTS

                                                                                           PAGE
                                                                                           ----

Independent Registered Public Accounting Firm.............................................   3

Principal Underwriter.....................................................................   3

Custodian.................................................................................   3

Distribution and Principal Underwriting Agreement.........................................   3

Experience Factor.........................................................................   4

Variable Income Payments..................................................................   4

   Assumed Investment Return..............................................................   4

   Amount of Income Payments..............................................................   4

   Annuity Unit Value.....................................................................   5

   Reallocation Privilege.................................................................   5

   Calculating the Annuity Unit Value.....................................................   6

   Determining the Variable Income Payment................................................   7

Advertisement of the Separate Account.....................................................   7

Voting Rights.............................................................................  10

   Disregarding Voting Rights.............................................................  10

Taxes.....................................................................................  11

   Non-Qualified Annuity Contracts........................................................

   Qualified Annuity Contracts............................................................  11

                                                                                           PAGE
                                                                                           ----

   Types of Qualified Plans...............................................................  11

   ERISA..................................................................................  12

   Federal Estate Taxes...................................................................  13

   Generation-Skipping Transfer Tax.......................................................  13

   Annuity Purchase Payments by Nonresident Aliens and Foreign Corporations...............  13

Withdrawals...............................................................................  13

Accumulation Unit Values Tables...........................................................  14

Financial Statements of Separate Account..................................................

Financial Statements of MetLife...........................................................

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                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                             PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.

                                   CUSTODIAN

   Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS

                      UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                        TO THE DISTRIBUTOR BY THE   COMMISSIONS RETAINED BY THE
 YEAR                            COMPANY                    DISTRIBUTOR
 ----                 ----------------------------- ---------------------------
 2014................         $100,536,070                      $0
 2013................         $150,530,898                      $0
 2012................         $201,775,422                      $0

                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an Investment Division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits.

   Separate Account charges for all Investment Divisions except the American Funds Growth-Income, the American Funds Growth and the American Funds Global Small Capitalization (Daily Factor)

                                                                                     EBONUS CLASS
                                          B CLASS    C CLASS    L CLASS    E CLASS   (YEARS 1-7)*
                                         ---------- ---------- ---------- ---------- ------------
Standard Death Benefit.................. .000031507 .000039726 .000035616 .000013699  .000026027
Annual Step-Up Death Benefit............ .000034247 .000042466 .000038356 .000016438  .000028767

   Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                                                     BONUS CLASS
                                          B CLASS    C CLASS    L CLASS    E CLASS   (YEARS 1-7)*
                                         ---------- ---------- ---------- ---------- ------------
Standard Death Benefit.................. .000038356 .000046575 .000042466 .000020548  .000032877
Annual Step-Up Benefit.................. .000041096 .000049315 .000045205 .000023288  .000035616

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of e Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash You receive periodically from an Investment Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract if no reallocations are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

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   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure that, at retirement, if the Fixed Income Option purchase rates for Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Annuitant will be given the benefit of the higher rates. Although guaranteed annuity rates for the eBonus Class are the same as for the other classes of the Deferred Annuity, current rates for the eBonus Class may be lower than the other classes of the Deferred Annuity and may be less than currently issued Contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See The Value of Your Income Payments in the Prospectus.)

                            REALLOCATION PRIVILEGE

   When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

  . Suppose You choose to reallocate 40% of your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the Valuation Period. We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

         1. Annuity Unit Value, beginning of period........ $ 10.20000
         2. Experience factor for period...................   1.023558
         3. Daily adjustment for 4% of Assumed Investment
           Return..........................................  .99989255
         4. (2) X (3)......................................   1.023448
         5. Annuity Unit Value, end of period (1) X (4).... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                                  THE PAYOUT)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

         1. Number of Accumulation Units as of Annuity Date   1,500.00
         2. Accumulation Unit Value........................ $ 11.80000
         3. Accumulation Unit Value of the Deferred
           Annuity (1) X (2)............................... $17,700.00
         4. First monthly income payment per $1,000 of
           Accumulation Value.............................. $     5.63
         5. First monthly income payment (3) X (4) / 1,000. $    99.65
         6. Annuity Unit Value as of Annuity Date equal to. $ 10.80000
         7. Number of Annuity Units (5) / (6)..............     9.2269
         8. Assume Annuity Unit Value for the second month
           equal to (10 days prior to payment)............. $ 10.97000
         9. Second monthly Annuity Payment (7) X (8)....... $   101.22
         10. Assume Annuity Unit Value for third month
           equal to........................................ $ 10.52684
         11. Next monthly Annuity Payment (7) X (10)....... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the Investment Divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Investment Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the Investment Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the Investment Divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account Investment Divisions. For the Investment Divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value", "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+ 1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. We also quote yield on a seven day basis for the money market division. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\,/UV\0\)/(annualization factor)/]-1, where UV, represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Deferred Annuities, of up to 9% (generally) of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable Withdrawal Charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1 + T)/n/ = ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various Deferred Annuities as a result of different Separate Account charges and Withdrawal Charges.

   Average Annual total return ("Standard Performance") calculations reflect the Separate Account charge with the Standard Death Benefit, the additional Separate Account charge for the American Funds Investment Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or Predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, the Calvert Fund and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the Investment Division inception date, actual accumulation unit or annuity unit data is used.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Investment Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(R) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(R) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to an Investment Division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Barclays Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Balance in each of these Investment Divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An Equity Generator Return or Index Selector Return for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The Return in each case will assume that no withdrawals or other unrelated transactions have occurred. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charges for the Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other Investment Divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or Investment Divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund, the Calvert Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and that Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the terms between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in corresponding Investment Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

   Accordingly, You have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of accumulation or annuity units attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or deferred annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans which invest directly in the Portfolio do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account Investment Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the

Metropolitan Fund's, Met Investors Fund's, the Calvert Fund's or American Funds'(R) boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     TAXES

                          QUALIFIED ANNUITY CONTRACTS

   Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

                           TYPES OF QUALIFIED PLANS

   The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. They are established by an employer for participation of its employees.

SIMPLE

   Established by a for-profit employer with fewer than 100 employees, based IRA accounts for each participant.

SEP

   Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

403(B) TAX SHELTERED ANNUITY ("TSA")

   Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

   Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

   Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a nongovernmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

   A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

   If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

   Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

                                     ERISA

   If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever You elect to:

      (a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      (b) Make certain withdrawals under plans for which a qualified consent is required;

      (c) Name someone other than the spouse as your beneficiary; or

      (d) Use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

   The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

   Comparison of Plan Limits for Individual Contributions:

             PLAN TYPE   ELECTIVE CONTRIBUTION CATCH-UP CONTRIBUTION
             ---------   --------------------- ---------------------
               SIMPLE           $12,500               $3,000
             SEP/401(a)         (Employer contributions only)
            403(b) (TSA)        $18,000               $6,000
               457(b)           $18,000               $6,000

   Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not to exceed the greater of $53,000 or 25% of an employee's compensation for 2015.

                             FEDERAL ESTATE TAXES

   While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

                       GENERATION-SKIPPING TRANSFER TAX

   Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

   ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

   The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

                                  WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See "Valuation--Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUE TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each Investment Division from year end to year-end (except the highest possible and lowest possible mix which are in the prospectus). The information in these tables has been derived from the Separate Account's full financial statements or other reports ( such as the annual report). The Guaranteed Minimum Income Benefit and Lifetime Withdrawal Guarantee Benefit charges are made by canceling accumulation units and, therefore, this charge is not reflected in the Accumulation Unit Value. However, purchasing this option will result in a higher charge. Lower charges for the Guaranteed Minimum Income Benefit and the Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009.

                       METLIFE FINANCIAL FREEDOM SELECT
                         1.45 SEPARATE ACCOUNT CHARGE

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
American Funds Bond Investment Division+
  (Class 2) (5/1/2006)...................................... 2006   $ 14.43      $ 15.11        287.93
                                                             2007     15.11        15.35      8,944.09
                                                             2008     15.35        13.68     11,572.04
                                                             2009     13.68        15.15     10,941.23
                                                             2010     15.15        15.85     11,794.58
                                                             2011     15.85        16.53     11,832.68
                                                             2012     16.53        17.13     10,953.98
                                                             2013     17.13        16.48      9,461.04
                                                             2014     16.48        17.05      7,989.82

American Funds Global Small Capitalization Investment
  Division+ (Class 2)....................................... 2005     19.13        23.57      2,642.31
                                                             2006     23.57        28.75      4,656.61
                                                             2007     28.75        34.32      7,848.07
                                                             2008     34.32        15.68      9,770.12
                                                             2009     15.68        24.87      9,504.55
                                                             2010     24.87        29.93     10,300.21
                                                             2011     29.93        23.79     11,459.71
                                                             2012     23.79        27.64     11,434.40
                                                             2013     27.64        34.86     12,032.63
                                                             2014     34.86        35.00     13,373.23

American Funds Growth Investment Division+ (Class 2)........ 2005    120.23       137.35      1,729.74
                                                             2006    137.35       148.84      3,179.70
                                                             2007    148.84       164.39      5,620.39
                                                             2008    164.39        90.54      6,380.64
                                                             2009     90.54       124.10      6,929.14
                                                             2010    124.10       144.80      7,667.71
                                                             2011    144.80       136.28      8,593.03
                                                             2012    136.28       157.94      8,122.70
                                                             2013    157.94       202.02      7,491.79
                                                             2014    202.02       215.52      6,543.62

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+ (Class 2). 2005   $ 91.80      $ 95.52      1,945.95
                                                             2006     95.52       108.19      3,512.10
                                                             2007    108.19       111.72      5,426.65
                                                             2008    111.72        68.26      5,958.99
                                                             2009     68.26        88.08      6,910.79
                                                             2010     88.08        96.49      8,008.38
                                                             2011     96.49        93.13      8,851.73
                                                             2012     93.13       107.56      9,006.13
                                                             2013    107.56       141.17     10,108.45
                                                             2014    141.17       153.55      8,620.10

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)..................................... 2008     10.00         7.01        508.18
                                                             2009      7.01         8.93      8,668.15
                                                             2010      8.93         9.88     11,541.53
                                                             2011      9.88         9.53     36,248.96
                                                             2012      9.53        10.66     44,336.92
                                                             2013     10.66        12.46     51,951.03
                                                             2014     12.46        13.02     54,094.46

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)..................................... 2008      9.99         6.36      2,823.55
                                                             2009      6.36         8.40      3,506.31
                                                             2010      8.40         9.39      7,171.39
                                                             2011      9.39         8.82     28,152.13
                                                             2012      8.82        10.10     39,983.03
                                                             2013     10.10        12.45     50,608.33
                                                             2014     12.45        13.06     59,681.13

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)..................................... 2008     10.01         7.68      3,595.98
                                                             2009      7.68         9.34     27,879.49
                                                             2010      9.34        10.12     19,645.81
                                                             2011     10.12        10.00     18,210.93
                                                             2012     10.00        10.92     23,124.01
                                                             2013     10.92        12.22     26,869.80
                                                             2014     12.22        12.78     25,849.48

Barclays Aggregate Bond Index Investment Division (Class B). 2005     12.73        12.78     32,769.63
                                                             2006     12.78        13.08     44,972.08
                                                             2007     13.08        13.75     50,442.61
                                                             2008     13.75        14.31     54,029.59
                                                             2009     14.31        14.81     64,282.95
                                                             2010     14.81        15.43     66,975.02
                                                             2011     15.43        16.31     65,564.43
                                                             2012     16.31        16.66     67,244.51
                                                             2013     16.66        16.00     74,307.62
                                                             2014     16.00        16.64     66,490.71

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)......... 2005    $44.37       $44.68      2,842.84
                                                             2006     44.68        45.86      3,408.53
                                                             2007     45.86        47.92      3,586.78
                                                             2008     47.92        45.50      3,744.65
                                                             2009     45.50        48.96      3,643.94
                                                             2010     48.96        52.15      3,206.55
                                                             2011     52.15        54.64      4,049.82
                                                             2012     54.64        57.77      4,323.98
                                                             2013     57.77        56.37      4,801.43
                                                             2014     56.37        59.34      4,612.87

BlackRock Capital Appreciation Investment Division (Class B) 2005     25.28        26.60        336.05
                                                             2006     26.60        27.24        658.32
                                                             2007     27.24        31.79        715.01
                                                             2008     31.79        19.83        812.55
                                                             2009     19.83        26.69        915.46
                                                             2010     26.69        31.43      1,029.15
                                                             2011     31.43        28.14      1,931.20
                                                             2012     28.14        31.63      2,085.77
                                                             2013     31.63        41.75      2,460.73
                                                             2014     41.75        44.70      2,599.66

BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large
  Cap Investment Division (Class B))........................ 2006     17.00        17.20          0.00
                                                             2007     17.20        17.58          1.23
                                                             2008     17.58         9.53        166.87
                                                             2009      9.53         9.93          0.00

BlackRock Large Cap Value Investment Division (Class B)..... 2005     11.77        12.25        376.12
                                                             2006     12.25        14.38      2,087.06
                                                             2007     14.38        14.62      9,865.81
                                                             2008     14.62         9.35      9,584.17
                                                             2009      9.35        10.23     16,217.58
                                                             2010     10.23        10.99     17,122.09
                                                             2011     10.99        11.05     19,398.59
                                                             2012     11.05        12.41     20,254.14
                                                             2013     12.41        16.12     20,746.32
                                                             2014     16.12        17.43     17,923.00

Calvert VP SRI Balanced Investment Division................. 2005     21.18        22.05        570.10
                                                             2006     22.05        23.64      1,083.33
                                                             2007     23.64        23.94      2,037.87
                                                             2008     23.94        16.20      2,612.58
                                                             2009     16.20        20.01      2,559.69
                                                             2010     20.01        22.11      3,031.03
                                                             2011     22.11        22.79      5,281.28
                                                             2012     22.79        24.82      5,566.86
                                                             2013     24.82        28.86      6,274.01
                                                             2014     28.86        31.18      4,540.85

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B).... 2005   $ 12.82      $ 14.32      2,090.52
                                                             2006     14.32        19.42      5,568.38
                                                             2007     19.42        16.27      9,986.87
                                                             2008     16.27         9.35     11,358.61
                                                             2009      9.35        12.42     11,384.24
                                                             2010     12.42        14.21     11,318.98
                                                             2011     14.21        13.22     14,544.26
                                                             2012     13.22        16.42     13,740.79
                                                             2013     16.42        16.76     14,876.74
                                                             2014     16.76        18.71     13,274.93

ClearBridge Aggressive Growth Investment Division
  (4/28/2014)............................................... 2014    222.02       249.82      1,479.59

ClearBridge Aggressive Growth Investment Division (formerly
  ClearBridge Aggressive Growth II Investment Division and
  before that Janus Forty Investment Division (Class B))
  (4/30/2007)............................................... 2007    144.01       176.60         26.63
                                                             2008    176.60       100.95        593.98
                                                             2009    100.95       142.14      1,061.21
                                                             2010    142.14       153.26      1,334.40
                                                             2011    153.26       139.66      1,343.16
                                                             2012    139.66       168.63      1,656.82
                                                             2013    168.63       214.05      1,691.71
                                                             2014    214.05       222.86          0.00

Harris Oakmark International Investment Division (Class B).. 2005     13.94        15.70      4,996.10
                                                             2006     15.70        19.94     10,988.71
                                                             2007     19.94        19.43     20,546.61
                                                             2008     19.43        11.32     18,790.19
                                                             2009     11.32        17.30     20,309.68
                                                             2010     17.30        19.85     25,618.84
                                                             2011     19.85        16.78     28,514.56
                                                             2012     16.78        21.37     27,699.29
                                                             2013     21.37        27.49     27,182.47
                                                             2014     27.49        25.52     28,471.72

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B))................................................ 2005     21.58        23.81      2,277.33
                                                             2006     23.81        26.09      4,695.92
                                                             2007     26.09        26.54      6,721.00
                                                             2008     26.54        13.73      7,931.23
                                                             2009     13.73        20.00      6,302.86
                                                             2010     20.00        24.85      7,269.79
                                                             2011     24.85        22.86      7,793.68
                                                             2012     22.86        25.27          0.00

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))....... 2012    $25.15       $25.85      8,526.52
                                                             2013     25.85        33.20      9,404.26
                                                             2014     33.20        35.87      8,920.51

Invesco Small Cap Growth Investment Division (Class B)...... 2005     12.15        12.97        306.64
                                                             2006     12.97        14.60        452.84
                                                             2007     14.60        15.98        889.96
                                                             2008     15.98         9.65      1,374.04
                                                             2009      9.65        12.72      2,169.46
                                                             2010     12.72        15.83      2,198.64
                                                             2011     15.83        15.43      1,211.69
                                                             2012     15.43        17.98        759.31
                                                             2013     17.98        24.84      1,266.30
                                                             2014     24.84        26.42      1,130.00

Jennison Growth Investment Division (Class B)............... 2012      9.10         8.77      9,845.26
                                                             2013      8.77        11.82     10,573.53
                                                             2014     11.82        12.67     12,368.10

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B))................................................ 2005      8.34         8.60      2,217.38
                                                             2006      8.60         9.13      3,178.86
                                                             2007      9.13        10.28      4,013.04
                                                             2008     10.28         5.47      4,251.11
                                                             2009      5.47         7.76      5,949.42
                                                             2010      7.76         8.36      9,161.87
                                                             2011      8.36         8.13      9,535.19
                                                             2012      8.13         9.14          0.00

Loomis Sayles Global Markets Investment Division (Class B).. 2013     12.98        14.27     13,136.11
                                                             2014     14.27        14.55      5,694.60

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         7.98        122.59
                                                             2009      7.98        10.05      1,923.25
                                                             2010     10.05        11.08      6,003.79
                                                             2011     11.08        11.15      6,407.64
                                                             2012     11.15        12.37      7,382.69
                                                             2013     12.37        12.91          0.00

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class B).. 2005    $26.39       $27.75        155.00
                                                             2006     27.75        31.83        436.20
                                                             2007     31.83        35.02        962.11
                                                             2008     35.02        22.07      1,736.22
                                                             2009     22.07        28.26      2,019.62
                                                             2010     28.26        35.43      2,159.64
                                                             2011     35.43        35.04      2,282.33
                                                             2012     35.04        39.47      2,743.12
                                                             2013     39.47        54.73      2,469.09
                                                             2014     54.73        55.83      2,550.25

Loomis Sayles Small Cap Growth Investment Division (Class B) 2005      9.73        10.01        995.07
                                                             2006     10.01        10.83      2,541.58
                                                             2007     10.83        11.13      4,155.52
                                                             2008     11.13         6.44      5,677.52
                                                             2009      6.44         8.23      6,400.09
                                                             2010      8.23        10.66      5,666.64
                                                             2011     10.66        10.79      8,304.82
                                                             2012     10.79        11.79      9,292.30
                                                             2013     11.79        17.25      7,378.80
                                                             2014     17.25        17.16      6,147.76

Lord Abbett Bond Debenture Investment Division (Class B).... 2005     16.92        16.92      3,620.71
                                                             2006     16.92        18.21      4,445.21
                                                             2007     18.21        19.12      5,184.85
                                                             2008     19.12        15.34      5,748.51
                                                             2009     15.34        20.68      5,319.95
                                                             2010     20.68        23.02      6,162.55
                                                             2011     23.02        23.70      8,093.33
                                                             2012     23.70        26.39      8,074.51
                                                             2013     26.39        28.08     11,411.62
                                                             2014     28.08        29.01      9,252.98

Met/Artisan Mid Cap Value Investment Division (Class B)..... 2005     32.49        35.13      2,964.48
                                                             2006     35.13        38.85      4,220.68
                                                             2007     38.85        35.57      4,709.45
                                                             2008     35.57        18.88      3,191.87
                                                             2009     18.88        26.28      3,293.85
                                                             2010     26.28        29.73      4,514.55
                                                             2011     29.73        31.20      4,616.39
                                                             2012     31.20        34.31      3,847.37
                                                             2013     34.31        46.17      3,489.21
                                                             2014     46.17        46.27      3,274.02

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)...................................... 2011      9.98         9.76         52.27
                                                             2012      9.76        10.04        199.43
                                                             2013     10.04        10.01        386.62
                                                             2014     10.01         9.97        471.35

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division (Class B)) 2011    $12.12       $10.38      8,962.01
                                                             2012     10.38        11.94     17,797.18
                                                             2013     11.94        15.24     21,789.53
                                                             2014     15.24        15.78     32,784.75

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division and
  before that MetLife Aggressive Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        11.14          0.00
                                                             2006     11.14        12.70      1,825.47
                                                             2007     12.70        12.93      3,704.54
                                                             2008     12.93         7.59      6,714.55
                                                             2009      7.59         9.83      9,312.79
                                                             2010      9.83        11.21      7,345.30
                                                             2011     11.21        12.16          0.00

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (5/1/2005)..................................... 2005      9.99        10.29      3,226.13
                                                             2006     10.29        10.84      3,287.56
                                                             2007     10.84        11.28      5,471.32
                                                             2008     11.28         9.52      6,221.96
                                                             2009      9.52        11.31     15,090.28
                                                             2010     11.31        12.27     15,413.36
                                                             2011     12.27        12.48     23,719.11
                                                             2012     12.48        13.43     31,914.98
                                                             2013     13.43        13.81     21,852.42
                                                             2014     13.81        14.22     22,923.88

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        10.51          0.00
                                                             2006     10.51        11.33      4,260.41
                                                             2007     11.33        11.71     16,422.84
                                                             2008     11.71         9.05     30,225.29
                                                             2009      9.05        11.03     33,612.22
                                                             2010     11.03        12.12     40,408.63
                                                             2011     12.12        12.07     56,536.50
                                                             2012     12.07        13.26     49,470.91
                                                             2013     13.26        14.50     51,446.11
                                                             2014     14.50        15.00     47,582.90

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (5/1/2005)..................................... 2005    $ 9.99       $10.74         833.85
                                                             2006     10.74        11.84      17,559.67
                                                             2007     11.84        12.18      25,465.29
                                                             2008     12.18         8.56      39,832.61
                                                             2009      8.56        10.68      55,977.91
                                                             2010     10.68        11.91      63,008.80
                                                             2011     11.91        11.58      67,284.64
                                                             2012     11.58        12.92      86,390.14
                                                             2013     12.92        15.03     100,555.15
                                                             2014     15.03        15.56      88,140.78

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B) and
  before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008)................ 2008      9.99         7.03         235.28
                                                             2009      7.03         8.90       4,152.60
                                                             2010      8.90         9.66       7,654.75
                                                             2011      9.66         9.35      10,598.27
                                                             2012      9.35        10.70       9,883.36
                                                             2013     10.70        11.52           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013)............................................... 2013     11.59        13.21      12,073.41
                                                             2014     13.21        13.16           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        10.97         331.12
                                                             2006     10.97        12.35       8,864.31
                                                             2007     12.35        12.64      19,896.20
                                                             2008     12.64         8.08      28,589.44
                                                             2009      8.08        10.28      41,884.53
                                                             2010     10.28        11.62      59,164.68
                                                             2011     11.62        11.02      80,854.30
                                                             2012     11.02        12.53      89,320.16
                                                             2013     12.53        15.36      95,882.86
                                                             2014     15.36        15.93      92,525.01

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class B)... 2005    $13.02       $14.37      6,363.90
                                                             2006     14.37        15.56      8,808.86
                                                             2007     15.56        16.49     10,732.14
                                                             2008     16.49        10.34     12,611.56
                                                             2009     10.34        13.94     12,156.30
                                                             2010     13.94        17.31     12,552.30
                                                             2011     17.31        16.68     15,986.81
                                                             2012     16.68        19.29     15,033.11
                                                             2013     19.29        25.26     13,934.26
                                                             2014     25.26        27.19     13,164.76

MetLife Small Cap Value Investment Division (formerly Third
  Avenue Small Cap Value Investment Division (Class B))..... 2005     14.30        16.27        904.15
                                                             2006     16.27        18.15      3,365.95
                                                             2007     18.15        17.34      6,471.22
                                                             2008     17.34        11.99      7,501.72
                                                             2009     11.99        14.95      8,198.18
                                                             2010     14.95        17.67      8,085.96
                                                             2011     17.67        15.85      8,978.18
                                                             2012     15.85        18.43      9,925.13
                                                             2013     18.43        24.06      9,693.12
                                                             2014     24.06        24.12     10,247.43

MetLife Stock Index Investment Division (Class B)........... 2005     36.47        37.52     13,758.23
                                                             2006     37.52        42.60     18,457.29
                                                             2007     42.60        44.07     23,472.30
                                                             2008     44.07        27.25     34,153.83
                                                             2009     27.25        33.82     30,647.68
                                                             2010     33.82        38.17     32,389.24
                                                             2011     38.17        38.23     36,551.24
                                                             2012     38.23        43.49     34,354.73
                                                             2013     43.49        56.46     36,709.35
                                                             2014     56.46        62.93     35,870.43

MFS(R) Research International Investment Division (Class B). 2005     11.16        12.81      3,797.02
                                                             2006     12.81        15.98      6,565.99
                                                             2007     15.98        17.85     10,263.62
                                                             2008     17.85        10.13     13,628.81
                                                             2009     10.13        13.14     14,363.44
                                                             2010     13.14        14.43     15,263.03
                                                             2011     14.43        12.70     14,503.53
                                                             2012     12.70        14.61     13,447.88
                                                             2013     14.61        17.17     13,820.39
                                                             2014     17.17        15.75     13,137.89

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Total Return Investment Division (Class B)........... 2005    $39.62       $40.16      1,329.60
                                                             2006     40.16        44.31      1,857.25
                                                             2007     44.31        45.47      2,885.95
                                                             2008     45.47        34.80      2,363.74
                                                             2009     34.80        40.57      2,619.61
                                                             2010     40.57        43.91      2,883.67
                                                             2011     43.91        44.21      3,416.60
                                                             2012     44.21        48.50      4,484.49
                                                             2013     48.50        56.74      4,752.14
                                                             2014     56.74        60.60      5,282.79

MFS(R) Value Investment Division (Class B).................. 2005     13.05        12.65      5,072.08
                                                             2006     12.65        14.69      6,962.96
                                                             2007     14.69        13.90     14,487.72
                                                             2008     13.90         9.08     13,473.62
                                                             2009      9.08        10.79     16,367.12
                                                             2010     10.79        11.82     17,416.17
                                                             2011     11.82        11.73     18,775.13
                                                             2012     11.73        13.45     17,873.95
                                                             2013     13.45        17.94     22,069.56
                                                             2014     17.94        19.56     20,108.30

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division (Class B)). 2005     25.80        28.08        549.01
                                                             2006     28.08        30.91        730.98
                                                             2007     30.91        31.66        877.75
                                                             2008     31.66        19.00      1,104.38
                                                             2009     19.00        22.75      1,308.39
                                                             2010     22.75        25.63      1,107.41
                                                             2011     25.63        23.65      1,473.64
                                                             2012     23.65        26.91      1,524.61
                                                             2013     26.91        29.62          0.00

MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division (Class B))
  (4/28/2008)............................................... 2008      9.99         6.59        725.28
                                                             2009      6.59         8.12      2,742.12
                                                             2010      8.12         8.88      4,303.56
                                                             2011      8.88         8.71      5,839.83
                                                             2012      8.71         9.77      7,664.05
                                                             2013      9.77        10.71          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B). 2010     12.78        14.84      7,388.96
                                                             2011     14.84        13.62      2,124.70
                                                             2012     13.62        14.67      3,213.67
                                                             2013     14.67        20.10      3,066.28
                                                             2014     20.10        20.01      3,847.55

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class
  B) (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2005    $16.43       $17.27      3,246.37
                                                             2006     17.27        18.99      3,696.05
                                                             2007     18.99        20.24      4,101.03
                                                             2008     20.24         8.89      2,163.24
                                                             2009      8.89        11.70      1,942.04
                                                             2010     11.70        12.66          0.00

MSCI EAFE(R) Index Investment Division (Class B)............ 2005     11.08        12.34      9,089.56
                                                             2006     12.34        15.26     12,602.42
                                                             2007     15.26        16.62     17,463.95
                                                             2008     16.62         9.46     26,278.41
                                                             2009      9.46        11.97     23,952.13
                                                             2010     11.97        12.73     26,615.65
                                                             2011     12.73        10.96     33,240.27
                                                             2012     10.96        12.75     32,439.05
                                                             2013     12.75        15.27     32,606.13
                                                             2014     15.27        14.10     35,939.21

Neuberger Berman Genesis Investment Division (Class B)...... 2005     18.08        18.52      6,393.47
                                                             2006     18.52        21.25      5,338.90
                                                             2007     21.25        20.17      6,204.84
                                                             2008     20.17        12.21      7,230.09
                                                             2009     12.21        13.58      7,532.78
                                                             2010     13.58        16.25      7,904.93
                                                             2011     16.25        16.89      7,164.14
                                                             2012     16.89        18.27      6,227.43
                                                             2013     18.27        24.89      6,713.94
                                                             2014     24.89        24.46      6,046.60

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))...... 2005     13.54        14.42      1,448.25
                                                             2006     14.42        16.30      1,010.15
                                                             2007     16.30        15.63      1,696.77
                                                             2008     15.63         9.50      1,923.22
                                                             2009      9.50        12.81      1,944.73
                                                             2010     12.81        15.51      2,118.61
                                                             2011     15.51        14.48      1,694.51
                                                             2012     14.48        15.03      2,307.49
                                                             2013     15.03        16.29          0.00

Oppenheimer Global Equity Investment Division (Class B)..... 2013      1.01         1.16     30,026.43
                                                             2014      1.16         1.17     68,352.98

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division (Class
  B)) (4/28/2008)........................................... 2008    $ 9.99       $ 6.56        149.02
                                                             2009      6.56         8.58      1,287.06
                                                             2010      8.58         9.10      2,054.52
                                                             2011      9.10         8.35      3,173.83
                                                             2012      8.35        10.06      2,934.14
                                                             2013     10.06        10.70          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)...................................... 2006     10.97        11.08        330.84
                                                             2007     11.08        12.10        462.98
                                                             2008     12.10        11.10     14,191.03
                                                             2009     11.10        12.92     16,559.51
                                                             2010     12.92        13.72     19,682.28
                                                             2011     13.72        15.03     31,407.74
                                                             2012     15.03        16.16     34,420.09
                                                             2013     16.16        14.45     30,074.29
                                                             2014     14.45        14.66     23,315.70

PIMCO Total Return Investment Division (Class B)............ 2005     12.06        12.16     14,727.33
                                                             2006     12.16        12.52     23,460.30
                                                             2007     12.52        13.28     29,497.35
                                                             2008     13.28        13.14     28,115.73
                                                             2009     13.14        15.29     44,252.80
                                                             2010     15.29        16.30     54,854.40
                                                             2011     16.30        16.57     63,509.21
                                                             2012     16.57        17.85     71,081.34
                                                             2013     17.85        17.25     65,327.93
                                                             2014     17.25        17.72     41,958.49

Russell 2000(R) Index Investment Division (Class B)......... 2005     15.37        15.80      2,943.50
                                                             2006     15.80        18.31      4,984.93
                                                             2007     18.31        17.74      5,735.40
                                                             2008     17.74        11.60      7,192.80
                                                             2009     11.60        14.36      8,539.44
                                                             2010     14.36        17.92     10,099.65
                                                             2011     17.92        16.90     13,315.72
                                                             2012     16.90        19.34     10,549.77
                                                             2013     19.34        26.34     10,282.75
                                                             2014     26.34        27.20      9,899.95

SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)...................................... 2006     10.51        11.15          0.00
                                                             2007     11.15        11.58          0.00
                                                             2008     11.58         8.55          0.00
                                                             2009      8.55        10.53      2,112.77
                                                             2010     10.53        11.65      6,609.65
                                                             2011     11.65        11.60     22,019.03
                                                             2012     11.60        12.90     30,928.80
                                                             2013     12.90        14.36     34,587.78
                                                             2014     14.36        14.98     22,039.42

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
SSGA Growth ETF Investment Division (Class B) (5/1/2006).... 2006    $10.70       $11.40          0.00
                                                             2007     11.40        11.87        145.98
                                                             2008     11.87         7.84        145.72
                                                             2009      7.84         9.98      1,196.30
                                                             2010      9.98        11.23        398.44
                                                             2011     11.23        10.83      3,078.24
                                                             2012     10.83        12.28      5,567.43
                                                             2013     12.28        14.29      8,546.02
                                                             2014     14.29        14.84     10,718.26

T. Rowe Price Large Cap Growth Investment Division (Class B) 2005     12.06        12.64      3,914.84
                                                             2006     12.64        14.06      4,416.96
                                                             2007     14.06        15.13      7,105.52
                                                             2008     15.13         8.64      7,772.58
                                                             2009      8.64        12.19      8,865.60
                                                             2010     12.19        14.03      9,325.77
                                                             2011     14.03        13.64     13,011.67
                                                             2012     13.64        15.95     13,298.11
                                                             2013     15.95        21.82     16,916.42
                                                             2014     21.82        23.41     17,224.72

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B))................................................ 2005      4.33         4.74        954.08
                                                             2006      4.74         4.92      2,828.72
                                                             2007      4.92         6.37      6,050.28
                                                             2008      6.37         3.49      6,262.36
                                                             2009      3.49         5.47      8,358.97
                                                             2010      5.47         6.88     14,540.38
                                                             2011      6.88         6.11     10,587.94
                                                             2012      6.11         6.75      5,302.48
                                                             2013      6.75         7.06          0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B).. 2005      7.10         8.02      3,928.80
                                                             2006      8.02         8.39      8,034.99
                                                             2007      8.39         9.73     17,262.47
                                                             2008      9.73         5.78     17,527.00
                                                             2009      5.78         8.28     23,619.52
                                                             2010      8.28        10.43     25,178.14
                                                             2011     10.43        10.11     28,147.13
                                                             2012     10.11        11.32     28,478.66
                                                             2013     11.32        15.24     27,983.29
                                                             2014     15.24        16.94     29,838.84

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class B) 2005    $13.14       $14.34      1,363.39
                                                             2006     14.34        14.65      2,309.31
                                                             2007     14.65        15.82      3,961.01
                                                             2008     15.82         9.92      3,030.69
                                                             2009      9.92        13.56      4,399.13
                                                             2010     13.56        18.00      6,124.80
                                                             2011     18.00        18.00      8,464.56
                                                             2012     18.00        20.56      7,160.34
                                                             2013     20.56        29.22      7,496.28
                                                             2014     29.22        30.71      6,531.10

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)............................. 2005     19.67        19.89        539.74
                                                             2006     19.89        20.55      2,715.67
                                                             2007     20.55        21.00      4,187.52
                                                             2008     21.00        17.55      4,981.54
                                                             2009     17.55        22.81      5,140.05
                                                             2010     22.81        25.28      6,140.11
                                                             2011     25.28        26.38      8,276.43
                                                             2012     26.38        28.93      8,186.17
                                                             2013     28.93        28.75      9,039.84
                                                             2014     28.75        29.83      7,285.65

Western Asset Management U.S. Government Investment
  Division (Class B)........................................ 2005     15.70        15.69      4,277.89
                                                             2006     15.69        16.07      4,543.14
                                                             2007     16.07        16.48      5,623.40
                                                             2008     16.48        16.16      5,606.75
                                                             2009     16.16        16.57      5,995.14
                                                             2010     16.57        17.23      7,078.01
                                                             2011     17.23        17.88     12,858.13
                                                             2012     17.88        18.16     12,266.02
                                                             2013     18.16        17.73     12,069.74
                                                             2014     17.73        17.92      9,355.16

WMC Core Equity Opportunities Investment Division (formerly
  Davis Venture Value Investment Division (Class B))........ 2005     30.59        33.16      2,198.14
                                                             2006     33.16        37.37      4,690.25
                                                             2007     37.37        38.43      9,401.84
                                                             2008     38.43        22.90     11,408.70
                                                             2009     22.90        29.72     12,008.61
                                                             2010     29.72        32.72     13,287.58
                                                             2011     32.72        30.88     16,644.27
                                                             2012     30.88        34.27     17,935.83
                                                             2013     34.27        45.05     17,903.18
                                                             2014     45.05        48.99     16,583.51

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B)
  and before that BlackRock Large Cap Investment Division
  (Class B))................................................ 2005    $64.96      $ 66.15        591.46
                                                             2006     66.15        74.22        983.36
                                                             2007     74.22        77.82          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))................................................ 2007     77.17        77.81        848.24
                                                             2008     77.81        48.07        771.02
                                                             2009     48.07        56.48      1,112.42
                                                             2010     56.48        62.60      1,346.11
                                                             2011     62.60        61.85      1,376.69
                                                             2012     61.85        69.14      1,760.38
                                                             2013     69.14        91.50      1,457.88
                                                             2014     91.50       102.37      1,075.16

                       METLIFE FINANCIAL FREEDOM SELECT
                         1.40 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006   $ 14.49      $ 15.19         90.17
                                                        2007     15.19        15.43      2,717.93
                                                        2008     15.43        13.76      1,228.37
                                                        2009     13.76        15.24      1,411.93
                                                        2010     15.24        15.96      4,082.63
                                                        2011     15.96        16.66      3,771.05
                                                        2012     16.66        17.26      5,169.49
                                                        2013     17.26        16.61      3,210.49
                                                        2014     16.61        17.20      3,525.29

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     19.19        23.66      3,034.21
                                                        2006     23.66        28.88      8,369.00
                                                        2007     28.88        34.49      9,984.89
                                                        2008     34.49        15.76      9,747.17
                                                        2009     15.76        25.01     10,588.10
                                                        2010     25.01        30.12     12,592.07
                                                        2011     30.12        23.95     12,588.31
                                                        2012     23.95        27.84     13,330.09
                                                        2013     27.84        35.14     11,302.85
                                                        2014     35.14        35.29     11,575.55

American Funds Growth Investment Division+ (Class 2)... 2005    121.49       138.86      1,130.53
                                                        2006    138.86       150.55      3,008.94
                                                        2007    150.55       166.36      3,261.55
                                                        2008    166.36        91.68      3,298.78
                                                        2009     91.68       125.72      3,439.62
                                                        2010    125.72       146.76      4,338.96
                                                        2011    146.76       138.19      4,062.93
                                                        2012    138.19       160.24      3,734.85
                                                        2013    160.24       205.06      2,997.25
                                                        2014    205.06       218.87      2,771.74

American Funds Growth-Income Investment Division+
  (Class 2)............................................ 2005     92.76        96.57      1,746.28
                                                        2006     96.57       109.44      3,215.01
                                                        2007    109.44       113.07      4,285.93
                                                        2008    113.07        69.12      3,745.16
                                                        2009     69.12        89.23      3,937.57
                                                        2010     89.23        97.80      4,076.35
                                                        2011     97.80        94.44      4,134.71
                                                        2012     94.44       109.12      4,479.76
                                                        2013    109.12       143.30      4,750.23
                                                        2014    143.30       155.95      4,458.43

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
American Funds(R) Balanced Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008    $10.00       $ 7.01          0.00
                                                        2009      7.01         8.94      3,205.95
                                                        2010      8.94         9.89     15,113.42
                                                        2011      9.89         9.55     18,919.93
                                                        2012      9.55        10.69     22,283.61
                                                        2013     10.69        12.49     59,709.91
                                                        2014     12.49        13.06     65,536.04

American Funds(R) Growth Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008      9.99         6.36      5,371.53
                                                        2009      6.36         8.41      9,511.06
                                                        2010      8.41         9.41     38,206.02
                                                        2011      9.41         8.84     39,621.07
                                                        2012      8.84        10.12     44,163.51
                                                        2013     10.12        12.49     57,619.71
                                                        2014     12.49        13.10     71,032.41

American Funds(R) Moderate Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008     10.01         7.68          0.00
                                                        2009      7.68         9.35      1,683.75
                                                        2010      9.35        10.14      2,433.50
                                                        2011     10.14        10.01      4,680.36
                                                        2012     10.01        10.94      8,774.38
                                                        2013     10.94        12.25     12,848.35
                                                        2014     12.25        12.82     17,648.62

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................ 2005     12.77        12.83      9,498.74
                                                        2006     12.83        13.13     17,290.68
                                                        2007     13.13        13.81     32,305.85
                                                        2008     13.81        14.38     27,321.87
                                                        2009     14.38        14.89     35,470.90
                                                        2010     14.89        15.52     36,511.56
                                                        2011     15.52        16.42     44,741.07
                                                        2012     16.42        16.78     49,678.17
                                                        2013     16.78        16.13     50,462.80
                                                        2014     16.13        16.77     55,249.38

BlackRock Bond Income Investment Division (Class B).... 2005     44.85        45.18      1,569.21
                                                        2006     45.18        46.40      1,663.84
                                                        2007     46.40        48.51      3,284.42
                                                        2008     48.51        46.08      1,492.96
                                                        2009     46.08        49.61      1,321.50
                                                        2010     49.61        52.87      2,498.58
                                                        2011     52.87        55.42      3,216.81
                                                        2012     55.42        58.63      3,479.55
                                                        2013     58.63        57.23      3,816.89
                                                        2014     57.23        60.28      3,702.69

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B)............................................ 2005    $25.41       $26.75        252.46
                                                        2006     26.75        27.40        342.57
                                                        2007     27.40        32.00      1,342.28
                                                        2008     32.00        19.98      1,837.22
                                                        2009     19.98        26.89      1,533.12
                                                        2010     26.89        31.68      1,895.34
                                                        2011     31.68        28.38      1,824.26
                                                        2012     28.38        31.92      1,987.74
                                                        2013     31.92        42.15      1,303.94
                                                        2014     42.15        45.16      1,370.28

BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap
  Growth Investment Division (Class B) and before that
  FI Large Cap Investment Division (Class B)).......... 2006     17.09        17.29        261.90
                                                        2007     17.29        17.68          0.00
                                                        2008     17.68         9.59          0.00
                                                        2009      9.59         9.99          0.00

BlackRock Large Cap Value Investment Division (Class B) 2005     11.79        12.27      2,995.73
                                                        2006     12.27        14.42      4,300.92
                                                        2007     14.42        14.66      6,799.21
                                                        2008     14.66         9.38      5,668.16
                                                        2009      9.38        10.27      5,974.95
                                                        2010     10.27        11.03     10,047.59
                                                        2011     11.03        11.10     12,903.48
                                                        2012     11.10        12.48     13,903.38
                                                        2013     12.48        16.21     17,208.07
                                                        2014     16.21        17.54     18,305.97

Calvert VP SRI Balanced Investment Division............ 2005     21.30        22.20      1,304.11
                                                        2006     22.20        23.81      1,464.93
                                                        2007     23.81        24.12        993.28
                                                        2008     24.12        16.33        727.80
                                                        2009     16.33        20.18        824.31
                                                        2010     20.18        22.31        783.58
                                                        2011     22.31        23.01      1,578.21
                                                        2012     23.01        25.07      1,530.22
                                                        2013     25.07        29.17      2,783.90
                                                        2014     29.17        31.53      2,846.95

Clarion Global Real Estate Investment Division
  (Class B)............................................ 2005     12.83        14.33      4,213.75
                                                        2006     14.33        19.45     10,092.59
                                                        2007     19.45        16.30      6,491.19
                                                        2008     16.30         9.37      6,422.91
                                                        2009      9.37        12.45      6,974.02
                                                        2010     12.45        14.26     10,030.10
                                                        2011     14.26        13.27      9,032.19
                                                        2012     13.27        16.49      9,496.49
                                                        2013     16.49        16.84     11,978.01
                                                        2014     16.84        18.81      9,764.33

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (4/28/2014).......................................... 2014   $225.62      $253.96      1,558.23

ClearBridge Aggressive Growth Investment
  Division (formerly ClearBridge Aggressive Growth II
  Investment Division and before that Janus Forty
  Investment Division (Class B)) (4/30/2007)........... 2007    145.83       178.90        256.85
                                                        2008    178.90       102.32        691.59
                                                        2009    102.32       144.13      1,268.00
                                                        2010    144.13       155.49      1,784.40
                                                        2011    155.49       141.76      1,603.10
                                                        2012    141.76       171.25      1,730.41
                                                        2013    171.25       217.48      1,419.51
                                                        2014    217.48       226.47          0.00

Harris Oakmark International Investment Division
  (Class B)............................................ 2005     13.96        15.73      3,416.24
                                                        2006     15.73        19.99      7,646.84
                                                        2007     19.99        19.49     10,592.00
                                                        2008     19.49        11.36      6,692.29
                                                        2009     11.36        17.37      8,922.58
                                                        2010     17.37        19.94     11,617.64
                                                        2011     19.94        16.86     13,153.26
                                                        2012     16.86        21.49     12,622.98
                                                        2013     21.49        27.66     12,554.14
                                                        2014     27.66        25.69     13,524.78

Invesco Mid Cap Value Investment Division
  (Class B) (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))....................... 2005     21.65        23.89      5,035.38
                                                        2006     23.89        26.20      8,407.39
                                                        2007     26.20        26.66      8,584.25
                                                        2008     26.66        13.80      7,489.19
                                                        2009     13.80        20.11      7,881.52
                                                        2010     20.11        25.00     12,260.60
                                                        2011     25.00        23.01     12,218.23
                                                        2012     23.01        25.44          0.00

Invesco Mid Cap Value Investment Division (formerly
  Lord Abbett Mid Cap Value Investment Division
  (Class B))........................................... 2012     25.32        26.03     10,297.58
                                                        2013     26.03        33.45      6,731.50
                                                        2014     33.45        36.16      5,948.98

Invesco Small Cap Growth Investment Division (Class B). 2005     12.17        13.00        610.19
                                                        2006     13.00        14.63          1.69
                                                        2007     14.63        16.03          3.15
                                                        2008     16.03         9.68        180.24
                                                        2009      9.68        12.78        200.05
                                                        2010     12.78        15.90        287.94
                                                        2011     15.90        15.51         75.94
                                                        2012     15.51        18.08        136.85
                                                        2013     18.08        24.99        428.76
                                                        2014     24.99        26.60        477.03

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).......... 2012    $ 9.15       $ 8.82      5,997.11
                                                        2013      8.82        11.89      2,087.81
                                                        2014     11.89        12.75      1,522.30

Jennison Growth Investment Division (Class
  B) (formerly Oppenheimer Capital Appreciation
  Investment Division (Class B))....................... 2005      8.35         8.62      1,786.40
                                                        2006      8.62         9.15        757.44
                                                        2007      9.15        10.32        505.50
                                                        2008     10.32         5.50      1,105.02
                                                        2009      5.50         7.79      1,816.73
                                                        2010      7.79         8.40      5,862.62
                                                        2011      8.40         8.17      6,361.99
                                                        2012      8.17         9.20          0.00

Loomis Sayles Global Markets Investment Division
  (Class B)............................................ 2013     13.02        14.31      6,092.84
                                                        2014     14.31        14.60      6,888.51

Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (4/28/2008)...................... 2008      9.99         7.98          0.00
                                                        2009      7.98        10.06        442.53
                                                        2010     10.06        11.10     10,354.54
                                                        2011     11.10        11.18     11,096.38
                                                        2012     11.18        12.40     11,920.15
                                                        2013     12.40        12.94          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)............................................ 2005     26.53        27.91        951.90
                                                        2006     27.91        32.04      2,565.57
                                                        2007     32.04        35.26      2,833.72
                                                        2008     35.26        22.23      1,009.30
                                                        2009     22.23        28.48      1,065.61
                                                        2010     28.48        35.73      1,351.72
                                                        2011     35.73        35.36      1,350.90
                                                        2012     35.36        39.84        886.59
                                                        2013     39.84        55.27      1,418.75
                                                        2014     55.27        56.41      1,971.81

Loomis Sayles Small Cap Growth Investment Division
  (Class B)............................................ 2005      9.75        10.04      2,237.05
                                                        2006     10.04        10.86      2,155.40
                                                        2007     10.86        11.17      2,284.03
                                                        2008     11.17         6.46      1,505.98
                                                        2009      6.46         8.27      2,027.52
                                                        2010      8.27        10.71      4,147.47
                                                        2011     10.71        10.85      4,418.66
                                                        2012     10.85        11.86      5,937.70
                                                        2013     11.86        17.36      7,665.13
                                                        2014     17.36        17.28      7,827.11

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................ 2005    $16.99       $17.01      1,847.75
                                                        2006     17.01        18.31      3,416.36
                                                        2007     18.31        19.23      5,606.79
                                                        2008     19.23        15.43      3,736.84
                                                        2009     15.43        20.82      4,661.19
                                                        2010     20.82        23.19      4,806.54
                                                        2011     23.19        23.89      5,409.06
                                                        2012     23.89        26.61      6,163.37
                                                        2013     26.61        28.33      7,215.57
                                                        2014     28.33        29.29      8,826.28

Met/Artisan Mid Cap Value Investment Division (Class B) 2005     32.68        35.36      4,889.45
                                                        2006     35.36        39.11      5,160.17
                                                        2007     39.11        35.84      5,001.26
                                                        2008     35.84        19.03      3,458.14
                                                        2009     19.03        26.50      3,721.27
                                                        2010     26.50        29.99      5,149.90
                                                        2011     29.99        31.50      4,256.99
                                                        2012     31.50        34.65      4,141.53
                                                        2013     34.65        46.65      6,125.70
                                                        2014     46.65        46.77      6,134.81

Met/Franklin Low Duration Total Return Investment
  Division (Class B) (5/2/2011)........................ 2011      9.98         9.76      4,480.90
                                                        2012      9.76        10.05      4,720.55
                                                        2013     10.05        10.02        303.23
                                                        2014     10.02         9.99      3,712.23

MetLife Asset Allocation 100 Investment
  Division (formerly MetLife Aggressive Strategy
  Investment Division (Class B))....................... 2011     12.16        10.41     20,179.64
                                                        2012     10.41        11.98     20,076.33
                                                        2013     11.98        15.31     30,379.15
                                                        2014     15.31        15.86     32,044.75

MetLife Asset Allocation 100 Investment
  Division (formerly MetLife Aggressive Strategy
  Investment Division and before that MetLife
  Aggressive Allocation Investment Division (Class B))
  (5/1/2005)........................................... 2005      9.99        11.15          0.00
                                                        2006     11.15        12.71          0.00
                                                        2007     12.71        12.94      2,025.81
                                                        2008     12.94         7.60      2,690.46
                                                        2009      7.60         9.85      4,462.04
                                                        2010      9.85        11.24      9,964.52
                                                        2011     11.24        12.19          0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment
  Division (formerly MetLife Conservative Allocation
  Investment Division (Class B)) (5/1/2005)............ 2005    $ 9.99       $10.29           0.00
                                                        2006     10.29        10.85         246.36
                                                        2007     10.85        11.30         674.91
                                                        2008     11.30         9.54       4,811.04
                                                        2009      9.54        11.33       4,795.84
                                                        2010     11.33        12.30       4,786.51
                                                        2011     12.30        12.52      13,414.76
                                                        2012     12.52        13.48      16,664.95
                                                        2013     13.48        13.87       7,793.13
                                                        2014     13.87        14.28       7,615.59

MetLife Asset Allocation 40 Investment
  Division (formerly MetLife Conservative to Moderate
  Allocation Investment Division (Class B)) (5/1/2005). 2005      9.99        10.51       2,607.14
                                                        2006     10.51        11.34       2,607.14
                                                        2007     11.34        11.72       3,521.82
                                                        2008     11.72         9.06       8,710.86
                                                        2009      9.06        11.05       7,370.08
                                                        2010     11.05        12.16       8,829.17
                                                        2011     12.16        12.11      18,288.42
                                                        2012     12.11        13.31      19,737.88
                                                        2013     13.31        14.56      22,229.75
                                                        2014     14.56        15.07      27,523.02

MetLife Asset Allocation 60 Investment
  Division (formerly MetLife Moderate Allocation
  Investment Division (Class B)) (5/1/2005)............ 2005      9.99        10.74         527.34
                                                        2006     10.74        11.85      38,145.98
                                                        2007     11.85        12.19      79,401.10
                                                        2008     12.19         8.58      74,971.27
                                                        2009      8.58        10.70      67,725.80
                                                        2010     10.70        11.95     107,996.42
                                                        2011     11.95        11.62     118,424.34
                                                        2012     11.62        12.97     156,507.30
                                                        2013     12.97        15.10     174,933.84
                                                        2014     15.10        15.64     181,906.37

MetLife Asset Allocation 80 Investment
  Division (formerly MetLife Growth Strategy
  Investment Division (Class B) and before that
  Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)) (4/28/2008)...................... 2008      9.99         7.03       2,987.07
                                                        2009      7.03         8.91         113.95
                                                        2010      8.91         9.67         208.36
                                                        2011      9.67         9.37       1,008.92
                                                        2012      9.37        10.73       2,252.03
                                                        2013     10.73        11.55           0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment
  Division (formerly MetLife Growth Strategy
  Investment Division (Class B)) (4/29/2013)........... 2013    $11.62       $13.25      3,384.84
                                                        2014     13.25        13.20          0.00

MetLife Asset Allocation 80 Investment
  Division (formerly MetLife Moderate to Aggressive
  Allocation Investment Division (Class B)) (5/1/2005). 2005      9.99        10.97      9,497.11
                                                        2006     10.97        12.36      9,626.62
                                                        2007     12.36        12.65     16,302.49
                                                        2008     12.65         8.09     23,713.76
                                                        2009      8.09        10.30     22,321.07
                                                        2010     10.30        11.65     50,393.30
                                                        2011     11.65        11.06     32,395.23
                                                        2012     11.06        12.58     42,563.05
                                                        2013     12.58        15.43     43,264.95
                                                        2014     15.43        16.01     49,358.99

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................ 2005     13.05        14.41      5,382.64
                                                        2006     14.41        15.61      6,366.59
                                                        2007     15.61        16.55     11,065.63
                                                        2008     16.55        10.38     10,706.55
                                                        2009     10.38        14.00     13,079.64
                                                        2010     14.00        17.40     11,789.40
                                                        2011     17.40        16.78     15,581.29
                                                        2012     16.78        19.41     17,623.56
                                                        2013     19.41        25.43     16,584.22
                                                        2014     25.43        27.39     16,906.15

MetLife Small Cap Value Investment Division (formerly
  Third Avenue Small Cap Value Investment Division
  (Class B))........................................... 2005     14.32        16.30        230.07
                                                        2006     16.30        18.19        791.70
                                                        2007     18.19        17.39        770.75
                                                        2008     17.39        12.03      1,334.34
                                                        2009     12.03        15.01      1,308.09
                                                        2010     15.01        17.74      1,203.58
                                                        2011     17.74        15.92      1,215.23
                                                        2012     15.92        18.53        804.43
                                                        2013     18.53        24.20      1,004.23
                                                        2014     24.20        24.27      1,311.13

MetLife Stock Index Investment Division (Class B)...... 2005     36.74        37.82     13,139.50
                                                        2006     37.82        42.96     16,104.79
                                                        2007     42.96        44.46     24,042.36
                                                        2008     44.46        27.51     27,574.58
                                                        2009     27.51        34.16     33,272.23
                                                        2010     34.16        38.56     28,749.50
                                                        2011     38.56        38.65     31,438.85
                                                        2012     38.65        43.99     29,144.52
                                                        2013     43.99        57.13     28,754.96
                                                        2014     57.13        63.72     27,522.19

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B)............................................ 2005    $11.19       $12.84        353.65
                                                        2006     12.84        16.03      3,516.25
                                                        2007     16.03        17.91      3,893.52
                                                        2008     17.91        10.17      7,278.53
                                                        2009     10.17        13.20      5,873.53
                                                        2010     13.20        14.50      6,227.74
                                                        2011     14.50        12.77      8,087.35
                                                        2012     12.77        14.70      6,653.00
                                                        2013     14.70        17.28      8,407.36
                                                        2014     17.28        15.86      9,395.46

MFS(R) Total Return Investment Division (Class B)...... 2005     39.97        40.54      2,395.40
                                                        2006     40.54        44.75      3,447.32
                                                        2007     44.75        45.94      3,746.67
                                                        2008     45.94        35.18      3,360.60
                                                        2009     35.18        41.04      3,652.09
                                                        2010     41.04        44.43      3,614.95
                                                        2011     44.43        44.76      2,960.38
                                                        2012     44.76        49.13      2,874.12
                                                        2013     49.13        57.50      3,352.58
                                                        2014     57.50        61.45      3,308.01

MFS(R) Value Investment Division (Class B)............. 2005     13.09        12.70      7,622.54
                                                        2006     12.70        14.75      8,780.48
                                                        2007     14.75        13.96      8,034.77
                                                        2008     13.96         9.12      8,140.73
                                                        2009      9.12        10.85      7,668.96
                                                        2010     10.85        11.90      7,987.94
                                                        2011     11.90        11.81     11,424.88
                                                        2012     11.81        13.54      9,962.94
                                                        2013     13.54        18.08     15,726.20
                                                        2014     18.08        19.71     15,484.53

MFS(R) Value Investment Division (Class B) (formerly
  FI Value Leaders Investment Division (Class B))...... 2005     25.95        28.26      1,354.18
                                                        2006     28.26        31.12      1,183.22
                                                        2007     31.12        31.90        922.86
                                                        2008     31.90        19.15        946.41
                                                        2009     19.15        22.94      1,015.63
                                                        2010     22.94        25.86      1,365.80
                                                        2011     25.86        23.87      1,305.66
                                                        2012     23.87        27.18      1,264.97
                                                        2013     27.18        29.92          0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)............................... 2008    $ 9.99       $ 6.60          0.00
                                                        2009      6.60         8.12        372.04
                                                        2010      8.12         8.89      3,462.57
                                                        2011      8.89         8.72      3,895.01
                                                        2012      8.72         9.80      2,921.04
                                                        2013      9.80        10.73          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)............................................ 2010     12.87        14.95      1,992.08
                                                        2011     14.95        13.72      2,158.77
                                                        2012     13.72        14.78      2,272.94
                                                        2013     14.78        20.27      4,201.78
                                                        2014     20.27        20.19      4,148.57

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B))....................... 2005     16.49        17.35      1,509.50
                                                        2006     17.35        19.09      2,459.23
                                                        2007     19.09        20.35      2,108.30
                                                        2008     20.35         8.94      2,035.11
                                                        2009      8.94        11.77      1,886.80
                                                        2010     11.77        12.74          0.00

MSCI EAFE(R) Index Investment Division (Class B)....... 2005     11.12        12.38     10,074.83
                                                        2006     12.38        15.32     11,999.51
                                                        2007     15.32        16.69     18,301.03
                                                        2008     16.69         9.51     21,068.25
                                                        2009      9.51        12.03     25,153.37
                                                        2010     12.03        12.81     21,929.81
                                                        2011     12.81        11.03     28,793.93
                                                        2012     11.03        12.84     27,018.33
                                                        2013     12.84        15.38     28,161.00
                                                        2014     15.38        14.22     33,103.54

Neuberger Berman Genesis Investment Division (Class B). 2005     18.12        18.57      4,090.64
                                                        2006     18.57        21.32      6,961.54
                                                        2007     21.32        20.25      7,513.75
                                                        2008     20.25        12.27      3,711.29
                                                        2009     12.27        13.65      3,092.17
                                                        2010     13.65        16.33      4,407.46
                                                        2011     16.33        16.99      4,427.61
                                                        2012     16.99        18.39      3,719.47
                                                        2013     18.39        25.06      5,312.03
                                                        2014     25.06        24.64      5,347.89

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class B) (formerly MLA Mid Cap Investment Division
  (Class B))........................................... 2005    $13.56       $14.45      1,753.16
                                                        2006     14.45        16.34        899.72
                                                        2007     16.34        15.68        853.20
                                                        2008     15.68         9.54        772.75
                                                        2009      9.54        12.86      1,154.85
                                                        2010     12.86        15.58      1,749.83
                                                        2011     15.58        14.56      2,192.17
                                                        2012     14.56        15.11      2,372.76
                                                        2013     15.11        16.39          0.00

Oppenheimer Global Equity Investment Division (Class B) 2013      1.01         1.16     22,044.74
                                                        2014      1.16         1.17     22,495.38

Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth Investment
  Division (Class B)) (4/28/2008)...................... 2008      9.99         6.56          0.00
                                                        2009      6.56         8.59        240.24
                                                        2010      8.59         9.12      1,291.70
                                                        2011      9.12         8.37      1,430.71
                                                        2012      8.37        10.09      2,173.07
                                                        2013     10.09        10.72          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)................................. 2006     10.99        11.10          0.00
                                                        2007     11.10        12.12        576.66
                                                        2008     12.12        11.13      5,855.81
                                                        2009     11.13        12.96      7,713.76
                                                        2010     12.96        13.77     18,661.71
                                                        2011     13.77        15.09     27,526.05
                                                        2012     15.09        16.24     30,929.13
                                                        2013     16.24        14.53     19,135.97
                                                        2014     14.53        14.74     18,003.43

PIMCO Total Return Investment Division (Class B)....... 2005     12.09        12.19      8,960.97
                                                        2006     12.19        12.56     12,287.44
                                                        2007     12.56        13.32     12,380.76
                                                        2008     13.32        13.19     12,474.41
                                                        2009     13.19        15.35     16,042.59
                                                        2010     15.35        16.38     31,470.36
                                                        2011     16.38        16.66     33,153.67
                                                        2012     16.66        17.95     37,623.30
                                                        2013     17.95        17.36     31,268.12
                                                        2014     17.36        17.84     32,362.05

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class B).... 2005    $15.42       $15.86      3,666.83
                                                        2006     15.86        18.39      4,048.22
                                                        2007     18.39        17.82      5,647.42
                                                        2008     17.82        11.65      6,245.83
                                                        2009     11.65        14.44      9,630.01
                                                        2010     14.44        18.03      9,511.19
                                                        2011     18.03        17.02     11,123.88
                                                        2012     17.02        19.47     13,044.27
                                                        2013     19.47        26.54     12,028.90
                                                        2014     26.54        27.42     11,888.45

SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)................................. 2006     10.51        11.16          0.00
                                                        2007     11.16        11.59          0.00
                                                        2008     11.59         8.57          0.00
                                                        2009      8.57        10.55          0.00
                                                        2010     10.55        11.68          1.77
                                                        2011     11.68        11.64     23,894.32
                                                        2012     11.64        12.95     30,682.84
                                                        2013     12.95        14.42     34,786.54
                                                        2014     14.42        15.05     39,271.08

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)........................................... 2006     10.70        11.41          0.00
                                                        2007     11.41        11.88         62.15
                                                        2008     11.88         7.85        160.35
                                                        2009      7.85        10.00      1,690.87
                                                        2010     10.00        11.26      5,164.06
                                                        2011     11.26        10.86      4,556.81
                                                        2012     10.86        12.32     10,346.53
                                                        2013     12.32        14.35     13,242.28
                                                        2014     14.35        14.91     16,025.86

T. Rowe Price Large Cap Growth Investment Division
  (Class B)............................................ 2005     12.10        12.68      2,276.90
                                                        2006     12.68        14.12      2,642.90
                                                        2007     14.12        15.20      2,891.75
                                                        2008     15.20         8.69      3,145.27
                                                        2009      8.69        12.26      4,973.76
                                                        2010     12.26        14.11      8,126.80
                                                        2011     14.11        13.73      7,835.33
                                                        2012     13.73        16.07      9,455.48
                                                        2013     16.07        21.99     12,304.94
                                                        2014     21.99        23.60     14,331.09

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment
  Division (Class B)).................................. 2005    $ 4.34       $ 4.75      1,873.94
                                                        2006      4.75         4.93      2,398.63
                                                        2007      4.93         6.40      3,312.84
                                                        2008      6.40         3.50      2,693.54
                                                        2009      3.50         5.49      5,466.84
                                                        2010      5.49         6.92      7,327.23
                                                        2011      6.92         6.15      6,157.15
                                                        2012      6.15         6.79      6,777.42
                                                        2013      6.79         7.10          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)............................................ 2005      7.11         8.04      1,933.12
                                                        2006      8.04         8.42      6,384.30
                                                        2007      8.42         9.76      6,591.80
                                                        2008      9.76         5.80      9,133.51
                                                        2009      5.80         8.32     10,331.13
                                                        2010      8.32        10.48     11,527.22
                                                        2011     10.48        10.16     10,875.40
                                                        2012     10.16        11.39     11,187.35
                                                        2013     11.39        15.34     12,187.33
                                                        2014     15.34        17.06     13,723.49

T. Rowe Price Small Cap Growth Investment Division
  (Class B)............................................ 2005     13.20        14.41        228.27
                                                        2006     14.41        14.72        599.02
                                                        2007     14.72        15.90        825.91
                                                        2008     15.90         9.98        859.37
                                                        2009      9.98        13.65        695.66
                                                        2010     13.65        18.13      1,333.68
                                                        2011     18.13        18.13      1,265.31
                                                        2012     18.13        20.73      1,859.47
                                                        2013     20.73        29.47      2,282.61
                                                        2014     29.47        30.99      2,784.34

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2005     19.77        20.00      1,665.10
                                                        2006     20.00        20.67      3,192.35
                                                        2007     20.67        21.14      3,466.92
                                                        2008     21.14        17.67      2,912.02
                                                        2009     17.67        22.99      3,222.66
                                                        2010     22.99        25.49      6,506.19
                                                        2011     25.49        26.60      7,088.18
                                                        2012     26.60        29.19      6,999.04
                                                        2013     29.19        29.03      9,609.90
                                                        2014     29.03        30.14     10,063.44

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment
  Division (Class B)................................... 2005    $15.78      $ 15.78        884.03
                                                        2006     15.78        16.17      1,488.25
                                                        2007     16.17        16.59      2,072.44
                                                        2008     16.59        16.27      2,481.71
                                                        2009     16.27        16.70      2,910.79
                                                        2010     16.70        17.37      4,893.25
                                                        2011     17.37        18.03      4,616.60
                                                        2012     18.03        18.32      4,997.47
                                                        2013     18.32        17.91      5,278.64
                                                        2014     17.91        18.11      5,745.06

WMC Core Equity Opportunities Investment
  Division (formerly Davis Venture Value Investment
  Division (Class B)).................................. 2005     30.75        33.35      2,892.00
                                                        2006     33.35        37.60      5,553.60
                                                        2007     37.60        38.68      6,860.60
                                                        2008     38.68        23.07      5,270.29
                                                        2009     23.07        29.95      5,825.99
                                                        2010     29.95        32.99     10,639.56
                                                        2011     32.99        31.14     11,515.82
                                                        2012     31.14        34.58      9,918.52
                                                        2013     34.58        45.48      8,912.78
                                                        2014     45.48        49.49      8,921.57

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap
  Investment Division (Class B))....................... 2005     65.66        66.90        526.93
                                                        2006     66.90        75.09        532.54
                                                        2007     75.09        78.75          0.00

WMC Large Cap Research Investment Division* (formerly
  BlackRock Large Cap Core Investment Division
  (Class B))........................................... 2007     78.10        78.77        541.05
                                                        2008     78.77        48.69        492.61
                                                        2009     48.69        57.23        463.38
                                                        2010     57.23        63.46        673.14
                                                        2011     63.46        62.74      1,488.20
                                                        2012     62.74        70.17      1,721.42
                                                        2013     70.17        92.91      1,479.17
                                                        2014     92.91       104.00      1,726.46

                       METLIFE FINANCIAL FREEDOM SELECT
                         1.30 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006   $ 14.62      $ 15.33     $ 4,179.95
                                                        2007     15.33        15.60      15,641.01
                                                        2008     15.60        13.92      14,532.93
                                                        2009     13.92        15.44      16,978.55
                                                        2010     15.44        16.18      19,186.29
                                                        2011     16.18        16.90      18,589.37
                                                        2012     16.90        17.54      19,771.35
                                                        2013     17.54        16.89      24,108.58
                                                        2014     16.89        17.51      21,531.65

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     19.32        23.84      16,415.78
                                                        2006     23.84        29.13      28,404.08
                                                        2007     29.13        34.82      40,438.60
                                                        2008     34.82        15.93      47,237.15
                                                        2009     15.93        25.31      63,693.22
                                                        2010     25.31        30.50      67,191.17
                                                        2011     30.50        24.28      77,000.36
                                                        2012     24.28        28.26      80,472.77
                                                        2013     28.26        35.69      83,515.73
                                                        2014     35.69        35.89      73,584.50

American Funds Growth Investment Division+ (Class 2)... 2005    124.06       141.94       9,723.43
                                                        2006    141.94       154.04      15,774.53
                                                        2007    154.04       170.39      18,009.84
                                                        2008    170.39        93.99      19,606.98
                                                        2009     93.99       129.02      23,055.17
                                                        2010    129.02       150.77      24,930.01
                                                        2011    150.77       142.10      26,253.35
                                                        2012    142.10       164.94      26,242.27
                                                        2013    164.94       211.29      25,924.28
                                                        2014    211.29       225.74      22,367.92

American Funds Growth-Income Investment Division+
  (Class 2)............................................ 2005     94.72        98.71      11,558.81
                                                        2006     98.71       111.97      14,967.77
                                                        2007    111.97       115.80      18,636.08
                                                        2008    115.80        70.86      20,705.15
                                                        2009     70.86        91.57      24,541.79
                                                        2010     91.57       100.46      26,438.87
                                                        2011    100.46        97.11      25,739.18
                                                        2012     97.11       112.32      26,584.74
                                                        2013    112.32       147.65      27,872.16
                                                        2014    147.65       160.84      25,655.90

                                                                 BEGINNING                 NUMBER OF
                                                                  OF YEAR    END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008    $10.00       $ 7.02       2,631.53
                                                           2009      7.02         8.96      35,884.95
                                                           2010      8.96         9.92      51,686.81
                                                           2011      9.92         9.58     118,582.42
                                                           2012      9.58        10.74     126,259.80
                                                           2013     10.74        12.56     149,590.99
                                                           2014     12.56        13.15     142,045.12

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.36       6,559.95
                                                           2009      6.36         8.42      77,454.83
                                                           2010      8.42         9.43      86,791.05
                                                           2011      9.43         8.87     137,806.54
                                                           2012      8.87        10.17     128,953.93
                                                           2013     10.17        12.56     155,487.66
                                                           2014     12.56        13.19     168,498.47

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.69       1,563.29
                                                           2009      7.69         9.37      32,245.98
                                                           2010      9.37        10.16      37,963.13
                                                           2011     10.16        10.05      58,716.50
                                                           2012     10.05        11.00      77,514.40
                                                           2013     11.00        12.32      73,500.08
                                                           2014     12.32        12.90      84,900.93

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................... 2005     12.85        12.92      92,725.98
                                                           2006     12.92        13.24     106,127.97
                                                           2007     13.24        13.94     116,421.35
                                                           2008     13.94        14.53     101,814.51
                                                           2009     14.53        15.06     120,592.93
                                                           2010     15.06        15.71     127,451.82
                                                           2011     15.71        16.64     133,805.83
                                                           2012     16.64        17.02     151,498.39
                                                           2013     17.02        16.37     180,008.72
                                                           2014     16.37        17.05     181,339.23

BlackRock Bond Income Investment Division (Class B)....... 2005     45.82        46.20       7,646.56
                                                           2006     46.20        47.50      11,089.78
                                                           2007     47.50        49.70      12,917.97
                                                           2008     49.70        47.26      13,180.50
                                                           2009     47.26        50.94      11,883.54
                                                           2010     50.94        54.33      11,007.03
                                                           2011     54.33        57.02      10,042.55
                                                           2012     57.02        60.37      10,032.45
                                                           2013     60.37        58.99      10,262.61
                                                           2014     58.99        62.20      11,466.35

                                                                    BEGINNING                 NUMBER OF
                                                                     OF YEAR    END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B).................................................. 2005    $25.67       $27.05        496.87
                                                              2006     27.05        27.74      1,265.24
                                                              2007     27.74        32.43      1,338.96
                                                              2008     32.43        20.26      2,890.03
                                                              2009     20.26        27.30      5,421.79
                                                              2010     27.30        32.20      5,935.03
                                                              2011     32.20        28.87      7,593.82
                                                              2012     28.87        32.51     10,254.74
                                                              2013     32.51        42.97     10,826.53
                                                              2014     42.97        46.08     10,146.16

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B))........................................ 2006     17.25        17.46         58.23
                                                              2007     17.46        17.88        444.06
                                                              2008     17.88         9.71        585.67
                                                              2009      9.71        10.12          0.00

BlackRock Large Cap Value Investment Division (Class B)...... 2005     11.82        12.32      5,567.18
                                                              2006     12.32        14.49      9,625.48
                                                              2007     14.49        14.74     18,627.73
                                                              2008     14.74         9.44     23,978.16
                                                              2009      9.44        10.35     26,748.29
                                                              2010     10.35        11.13     34,172.04
                                                              2011     11.13        11.21     35,985.43
                                                              2012     11.21        12.61     43,720.03
                                                              2013     12.61        16.40     47,314.25
                                                              2014     16.40        17.76     47,188.65

Calvert VP SRI Balanced Investment Division.................. 2005     21.57        22.49      7,424.82
                                                              2006     22.49        24.15      8,311.30
                                                              2007     24.15        24.49      9,079.89
                                                              2008     24.49        16.60      8,928.73
                                                              2009     16.60        20.53      9,306.13
                                                              2010     20.53        22.72      9,589.21
                                                              2011     22.72        23.45     10,584.34
                                                              2012     23.45        25.58     10,195.29
                                                              2013     25.58        29.80      8,928.75
                                                              2014     29.80        32.24      9,019.74

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.84        14.36     14,667.91
                                                              2006     14.36        19.50     25,498.77
                                                              2007     19.50        16.36     35,878.78
                                                              2008     16.36         9.41     38,464.10
                                                              2009      9.41        12.52     40,091.83
                                                              2010     12.52        14.35     41,121.47
                                                              2011     14.35        13.38     39,439.81
                                                              2012     13.38        16.63     36,581.71
                                                              2013     16.63        17.00     42,228.08
                                                              2014     17.00        19.01     51,153.91

                                                                  BEGINNING                 NUMBER OF
                                                                   OF YEAR    END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                         ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (4/28/2014).............................................. 2014   $232.99      $262.42      5,516.77

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)................................... 2007    149.54       183.57        128.73
                                                            2008    183.57       105.10      1,781.20
                                                            2009    105.10       148.20      2,785.17
                                                            2010    148.20       160.03      3,095.25
                                                            2011    160.03       146.05      3,238.96
                                                            2012    146.05       176.61      3,862.50
                                                            2013    176.61       224.51      4,494.02
                                                            2014    224.51       233.86          0.00

Harris Oakmark International Investment Division
  (Class B)................................................ 2005     14.01        15.80     16,084.95
                                                            2006     15.80        20.10     37,615.27
                                                            2007     20.10        19.61     43,819.92
                                                            2008     19.61        11.44     43,519.19
                                                            2009     11.44        17.52     52,093.22
                                                            2010     17.52        20.13     59,032.72
                                                            2011     20.13        17.04     67,871.84
                                                            2012     17.04        21.74     64,524.26
                                                            2013     21.74        28.00     76,345.21
                                                            2014     28.00        26.04     66,765.89

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B))............................................... 2005     21.78        24.06     24,228.49
                                                            2006     24.06        26.41     32,571.06
                                                            2007     26.41        26.90     37,834.81
                                                            2008     26.90        13.95     40,957.57
                                                            2009     13.95        20.34     41,369.04
                                                            2010     20.34        25.31     42,070.33
                                                            2011     25.31        23.31     39,577.97
                                                            2012     23.31        25.79          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B))............................................... 2012     25.66        26.40     34,346.99
                                                            2013     26.40        33.96     32,280.69
                                                            2014     33.96        36.75     28,112.61

Invesco Small Cap Growth Investment Division (Class B)..... 2005     12.21        13.05      1,033.94
                                                            2006     13.05        14.71      1,207.37
                                                            2007     14.71        16.13      1,491.25
                                                            2008     16.13         9.75      5,272.31
                                                            2009      9.75        12.88      8,765.61
                                                            2010     12.88        16.05      9,403.99
                                                            2011     16.05        15.67     10,916.19
                                                            2012     15.67        18.29     10,847.23
                                                            2013     18.29        25.30     14,243.82
                                                            2014     25.30        26.95     14,795.28

                                                                  BEGINNING                 NUMBER OF
                                                                   OF YEAR    END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).............. 2012    $ 9.25       $ 8.93     26,777.73
                                                            2013      8.93        12.05     21,641.44
                                                            2014     12.05        12.93     21,634.53

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B))...................................... 2005      8.38         8.67      5,442.23
                                                            2006      8.67         9.21      8,140.24
                                                            2007      9.21        10.39     12,572.77
                                                            2008     10.39         5.54     14,152.91
                                                            2009      5.54         7.86     14,413.61
                                                            2010      7.86         8.49     19,817.63
                                                            2011      8.49         8.26     22,875.86
                                                            2012      8.26         9.30          0.00

Loomis Sayles Global Markets Investment Division
  (Class B)................................................ 2013     13.08        14.39     22,439.93
                                                            2014     14.39        14.69     23,270.32

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.99        560.21
                                                            2009      7.99        10.08      6,951.84
                                                            2010     10.08        11.13     10,665.08
                                                            2011     11.13        11.22     15,082.34
                                                            2012     11.22        12.45     21,226.41
                                                            2013     12.45        13.00          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005     26.82        28.24      2,463.70
                                                            2006     28.24        32.44      3,705.90
                                                            2007     32.44        35.75      6,825.27
                                                            2008     35.75        22.56      8,658.17
                                                            2009     22.56        28.93      9,112.87
                                                            2010     28.93        36.33      9,487.55
                                                            2011     36.33        35.99     10,898.00
                                                            2012     35.99        40.59     10,110.57
                                                            2013     40.59        56.37      9,750.14
                                                            2014     56.37        57.59      9,344.98

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2005      9.79        10.08      4,278.03
                                                            2006     10.08        10.92      5,493.72
                                                            2007     10.92        11.25      6,326.66
                                                            2008     11.25         6.51      7,769.04
                                                            2009      6.51         8.34      9,216.93
                                                            2010      8.34        10.81     11,366.04
                                                            2011     10.81        10.97     14,817.54
                                                            2012     10.97        12.00     15,646.18
                                                            2013     12.00        17.58     16,639.06
                                                            2014     17.58        17.52     19,252.40

                                                                  BEGINNING                 NUMBER OF
                                                                   OF YEAR    END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2005    $17.14       $17.17     10,786.13
                                                            2006     17.17        18.50     15,648.49
                                                            2007     18.50        19.46     21,232.32
                                                            2008     19.46        15.63     22,981.94
                                                            2009     15.63        21.11     24,179.23
                                                            2010     21.11        23.54     27,456.23
                                                            2011     23.54        24.27     27,867.79
                                                            2012     24.27        27.05     29,895.40
                                                            2013     27.05        28.84     29,987.39
                                                            2014     28.84        29.84     30,813.13

Met/Artisan Mid Cap Value Investment Division (Class B).... 2005     33.07        35.81     12,211.04
                                                            2006     35.81        39.65     15,415.48
                                                            2007     39.65        36.37     16,720.02
                                                            2008     36.37        19.33     15,675.24
                                                            2009     19.33        26.95     16,751.51
                                                            2010     26.95        30.53     15,624.85
                                                            2011     30.53        32.09     14,522.44
                                                            2012     32.09        35.34     14,601.88
                                                            2013     35.34        47.62     14,591.06
                                                            2014     47.62        47.80     12,858.83

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.77        800.92
                                                            2012      9.77        10.07     11,340.82
                                                            2013     10.07        10.05     22,232.72
                                                            2014     10.05        10.03     27,219.33

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B))...................................... 2011     12.23        10.48     13,856.19
                                                            2012     10.48        12.08     10,117.21
                                                            2013     12.08        15.44     12,143.40
                                                            2014     15.44        16.01      9,937.08

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)................ 2005      9.99        11.15      3,359.18
                                                            2006     11.15        12.73      5,819.60
                                                            2007     12.73        12.98     14,094.74
                                                            2008     12.98         7.63     15,193.46
                                                            2009      7.63         9.90     19,602.40
                                                            2010      9.90        11.31     18,400.42
                                                            2011     11.31        12.27          0.00

                                                               BEGINNING                 NUMBER OF
                                                                OF YEAR    END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005    $ 9.99       $10.30       1,175.75
                                                         2006     10.30        10.87       4,128.53
                                                         2007     10.87        11.33       6,370.56
                                                         2008     11.33         9.57      10,147.11
                                                         2009      9.57        11.39      23,632.42
                                                         2010     11.39        12.37      34,512.17
                                                         2011     12.37        12.61      69,043.32
                                                         2012     12.61        13.59      82,696.74
                                                         2013     13.59        13.99      79,531.90
                                                         2014     13.99        14.42      79,410.98

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.52       2,212.95
                                                         2006     10.52        11.36      15,593.91
                                                         2007     11.36        11.76      40,950.77
                                                         2008     11.76         9.10      68,542.11
                                                         2009      9.10        11.11      63,745.06
                                                         2010     11.11        12.23      83,743.46
                                                         2011     12.23        12.20     122,289.61
                                                         2012     12.20        13.42     146,980.59
                                                         2013     13.42        14.69     176,747.85
                                                         2014     14.69        15.22     178,823.74

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005      9.99        10.75      11,668.37
                                                         2006     10.75        11.87      67,045.34
                                                         2007     11.87        12.22     120,718.32
                                                         2008     12.22         8.61     152,563.63
                                                         2009      8.61        10.75     222,239.06
                                                         2010     10.75        12.01     273,868.31
                                                         2011     12.01        11.70     287,084.29
                                                         2012     11.70        13.07     352,695.09
                                                         2013     13.07        15.23     350,533.59
                                                         2014     15.23        15.79     377,580.95

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008      9.99         7.03       1,798.91
                                                         2009      7.03         8.93      37,257.96
                                                         2010      8.93         9.70      47,853.10
                                                         2011      9.70         9.40      66,407.86
                                                         2012      9.40        10.78      78,306.15
                                                         2013     10.78        11.61           0.00

                                                               BEGINNING                 NUMBER OF
                                                                OF YEAR    END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013    $11.68       $13.33      87,668.50
                                                         2014     13.33        13.28           0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.98         309.33
                                                         2006     10.98        12.38      45,181.90
                                                         2007     12.38        12.69     173,779.52
                                                         2008     12.69         8.12     160,279.43
                                                         2009      8.12        10.35     253,121.59
                                                         2010     10.35        11.72     393,727.14
                                                         2011     11.72        11.13     460,084.36
                                                         2012     11.13        12.68     475,707.50
                                                         2013     12.68        15.56     487,986.72
                                                         2014     15.56        16.16     522,655.03

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     13.11        14.49      22,360.55
                                                         2006     14.49        15.71      29,660.75
                                                         2007     15.71        16.67      36,068.29
                                                         2008     16.67        10.47      44,570.58
                                                         2009     10.47        14.14      42,534.39
                                                         2010     14.14        17.58      40,892.15
                                                         2011     17.58        16.97      49,829.25
                                                         2012     16.97        19.66      51,997.80
                                                         2013     19.66        25.78      59,247.19
                                                         2014     25.78        27.79      61,000.51

MetLife Small Cap Value Investment Division
  (formerly Third Avenue Small Cap Value Investment
  Division (Class B))................................... 2005     14.35        16.36       5,666.90
                                                         2006     16.36        18.27       9,126.40
                                                         2007     18.27        17.49      10,474.99
                                                         2008     17.49        12.11      10,563.96
                                                         2009     12.11        15.12      13,039.77
                                                         2010     15.12        17.90      15,608.22
                                                         2011     17.90        16.08      17,325.51
                                                         2012     16.08        18.73      16,272.40
                                                         2013     18.73        24.48      15,418.76
                                                         2014     24.48        24.58      15,274.32

MetLife Stock Index Investment Division (Class B)....... 2005     37.29        38.42      48,991.14
                                                         2006     38.42        43.68      61,260.76
                                                         2007     43.68        45.26      66,152.91
                                                         2008     45.26        28.03      79,921.98
                                                         2009     28.03        34.83      78,376.53
                                                         2010     34.83        39.37      87,739.79
                                                         2011     39.37        39.50      96,361.55
                                                         2012     39.50        45.00     101,093.67
                                                         2013     45.00        58.50      98,888.92
                                                         2014     58.50        65.31      92,962.86

                                                         BEGINNING                 NUMBER OF
                                                          OF YEAR    END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B)....................................... 2005    $11.23       $12.91      8,939.85
                                                   2006     12.91        16.12     18,776.94
                                                   2007     16.12        18.03     26,177.24
                                                   2008     18.03        10.26     39,061.04
                                                   2009     10.26        13.32     43,850.06
                                                   2010     13.32        14.65     43,633.23
                                                   2011     14.65        12.91     44,769.26
                                                   2012     12.91        14.87     41,344.92
                                                   2013     14.87        17.51     42,922.37
                                                   2014     17.51        16.08     45,037.61

MFS(R) Total Return Investment Division (Class B). 2005     40.68        41.31     10,059.10
                                                   2006     41.31        45.64     12,375.50
                                                   2007     45.64        46.90     15,030.22
                                                   2008     46.90        35.95     12,993.98
                                                   2009     35.95        41.98     14,899.44
                                                   2010     41.98        45.50     14,891.42
                                                   2011     45.50        45.88     15,369.44
                                                   2012     45.88        50.41     17,107.94
                                                   2013     50.41        59.06     18,021.17
                                                   2014     59.06        63.17     18,768.08

MFS(R) Value Investment Division (Class B)........ 2005     13.17        12.79     26,656.12
                                                   2006     12.79        14.87     31,680.13
                                                   2007     14.87        14.09     38,874.85
                                                   2008     14.09         9.22     37,791.46
                                                   2009      9.22        10.97     42,121.12
                                                   2010     10.97        12.04     43,477.77
                                                   2011     12.04        11.96     34,396.69
                                                   2012     11.96        13.74     34,342.11
                                                   2013     13.74        18.36     53,004.64
                                                   2014     18.36        20.03     55,845.85

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))...................................... 2005     26.26        28.62      1,050.87
                                                   2006     28.62        31.55        942.92
                                                   2007     31.55        32.37      1,813.16
                                                   2008     32.37        19.45      1,960.29
                                                   2009     19.45        23.33      2,540.49
                                                   2010     23.33        26.32      2,804.64
                                                   2011     26.32        24.32      3,389.31
                                                   2012     24.32        27.72      3,137.64
                                                   2013     27.72        30.53          0.00

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008    $ 9.99       $ 6.60         678.26
                                                             2009      6.60         8.14       7,047.17
                                                             2010      8.14         8.92       9,430.97
                                                             2011      8.92         8.75      15,195.81
                                                             2012      8.75         9.84      11,380.62
                                                             2013      9.84        10.79           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     13.04        15.16       8,071.74
                                                             2011     15.16        13.92      11,279.71
                                                             2012     13.92        15.02       6,334.72
                                                             2013     15.02        20.61       4,417.19
                                                             2014     20.61        20.55       3,993.27

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2005     16.62        17.50       3,054.68
                                                             2006     17.50        19.27       3,011.15
                                                             2007     19.27        20.57       5,910.11
                                                             2008     20.57         9.04       5,575.85
                                                             2009      9.04        11.92       5,817.85
                                                             2010     11.92        12.91           0.00

MSCI EAFE(R) Index Investment Division (Class B)............ 2005     11.19        12.47      41,684.88
                                                             2006     12.47        15.44      54,371.66
                                                             2007     15.44        16.85      65,823.33
                                                             2008     16.85         9.61      85,082.09
                                                             2009      9.61        12.17      90,450.02
                                                             2010     12.17        12.96      92,378.75
                                                             2011     12.96        11.18      99,751.62
                                                             2012     11.18        13.02     104,860.21
                                                             2013     13.02        15.62     111,375.54
                                                             2014     15.62        14.45     121,323.21

Neuberger Berman Genesis Investment Division (Class B)...... 2005     18.20        18.67      27,140.41
                                                             2006     18.67        21.46      29,225.58
                                                             2007     21.46        20.40      31,186.86
                                                             2008     20.40        12.37      30,480.30
                                                             2009     12.37        13.78      31,525.39
                                                             2010     13.78        16.50      29,188.76
                                                             2011     16.50        17.19      23,674.65
                                                             2012     17.19        18.62      22,329.08
                                                             2013     18.62        25.40      27,092.57
                                                             2014     25.40        25.00      24,381.28

                                                               BEGINNING                 NUMBER OF
                                                                OF YEAR    END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2005    $13.61       $14.51       3,263.02
                                                         2006     14.51        16.43       8,026.22
                                                         2007     16.43        15.78      10,653.28
                                                         2008     15.78         9.61       9,981.88
                                                         2009      9.61        12.97      10,818.50
                                                         2010     12.97        15.73      10,069.99
                                                         2011     15.73        14.71      10,918.42
                                                         2012     14.71        15.28       9,159.90
                                                         2013     15.28        16.58           0.00

Oppenheimer Global Equity Investment Division (Class B). 2013      1.01         1.16     148,671.85
                                                         2014      1.16         1.17     216,711.92

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.57           0.00
                                                         2009      6.57         8.60       4,684.01
                                                         2010      8.60         9.14       6,926.56
                                                         2011      9.14         8.40       7,259.75
                                                         2012      8.40        10.13      12,551.03
                                                         2013     10.13        10.78           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006).................................. 2006     11.02        11.14       2,303.23
                                                         2007     11.14        12.18       1,951.66
                                                         2008     12.18        11.20      27,096.87
                                                         2009     11.20        13.05      31,817.32
                                                         2010     13.05        13.88      45,893.63
                                                         2011     13.88        15.23      58,893.54
                                                         2012     15.23        16.40      98,950.03
                                                         2013     16.40        14.69      90,261.84
                                                         2014     14.69        14.92      73,237.56

PIMCO Total Return Investment Division (Class B)........ 2005     12.13        12.25      41,307.11
                                                         2006     12.25        12.64      67,095.50
                                                         2007     12.64        13.41      80,517.67
                                                         2008     13.41        13.30     101,481.29
                                                         2009     13.30        15.49     128,561.48
                                                         2010     15.49        16.54     145,520.29
                                                         2011     16.54        16.84     146,435.37
                                                         2012     16.84        18.17     168,026.40
                                                         2013     18.17        17.59     181,498.26
                                                         2014     17.59        18.09     167,688.27

                                                             BEGINNING                 NUMBER OF
                                                              OF YEAR    END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                    ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class B)... 2005    $15.51       $15.97     19,201.60
                                                       2006     15.97        18.54     24,030.54
                                                       2007     18.54        17.99     30,128.97
                                                       2008     17.99        11.77     31,114.92
                                                       2009     11.77        14.61     31,264.57
                                                       2010     14.61        18.25     33,126.76
                                                       2011     18.25        17.24     34,241.67
                                                       2012     17.24        19.75     35,218.39
                                                       2013     19.75        26.94     37,597.69
                                                       2014     26.94        27.86     37,263.70

SSGA Growth and Income ETF Investment Division (Class
  B) (5/1/2006)....................................... 2006     10.51        11.17          0.00
                                                       2007     11.17        11.62        807.57
                                                       2008     11.62         8.59        796.14
                                                       2009      8.59        10.60      2,282.99
                                                       2010     10.60        11.74     15,438.69
                                                       2011     11.74        11.71     26,637.46
                                                       2012     11.71        13.04     28,919.72
                                                       2013     13.04        14.54     32,944.99
                                                       2014     14.54        15.19     40,284.51

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006).......................................... 2006     10.71        11.43          0.00
                                                       2007     11.43        11.91      1,481.95
                                                       2008     11.91         7.88      1,590.76
                                                       2009      7.88        10.04      8,371.48
                                                       2010     10.04        11.32     16,964.90
                                                       2011     11.32        10.93     13,528.17
                                                       2012     10.93        12.41     17,358.64
                                                       2013     12.41        14.47     16,580.98
                                                       2014     14.47        15.05     39,712.93

T. Rowe Price Large Cap Growth Investment Division
  (Class B)........................................... 2005     12.17        12.77     12,533.58
                                                       2006     12.77        14.23     18,411.25
                                                       2007     14.23        15.34     22,993.55
                                                       2008     15.34         8.78     20,653.91
                                                       2009      8.78        12.39     22,747.12
                                                       2010     12.39        14.28     25,221.50
                                                       2011     14.28        13.91     33,104.75
                                                       2012     13.91        16.30     33,522.43
                                                       2013     16.30        22.32     51,498.88
                                                       2014     22.32        23.98     54,222.41

                                                                    BEGINNING                 NUMBER OF
                                                                     OF YEAR    END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                           ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2005    $ 4.35       $ 4.77       9,440.12
                                                              2006      4.77         4.96      13,847.75
                                                              2007      4.96         6.44      15,799.74
                                                              2008      6.44         3.53      20,087.22
                                                              2009      3.53         5.54      25,129.08
                                                              2010      5.54         6.99      30,849.37
                                                              2011      6.99         6.21      34,248.55
                                                              2012      6.21         6.88      39,148.80
                                                              2013      6.88         7.19           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B).................................................. 2005      7.14         8.08      18,443.49
                                                              2006      8.08         8.47      27,143.41
                                                              2007      8.47         9.83      39,282.99
                                                              2008      9.83         5.84      47,398.12
                                                              2009      5.84         8.39      64,008.01
                                                              2010      8.39        10.58      73,858.53
                                                              2011     10.58        10.27      83,813.75
                                                              2012     10.27        11.53      94,991.41
                                                              2013     11.53        15.54     100,702.28
                                                              2014     15.54        17.30     101,531.27

T. Rowe Price Small Cap Growth Investment Division
  (Class B).................................................. 2005     13.30        14.53       8,186.87
                                                              2006     14.53        14.87      10,355.33
                                                              2007     14.87        16.07      10,756.81
                                                              2008     16.07        10.10      10,279.57
                                                              2009     10.10        13.83      10,384.15
                                                              2010     13.83        18.38      13,040.96
                                                              2011     18.38        18.41      15,825.45
                                                              2012     18.41        21.06      18,987.02
                                                              2013     21.06        29.97      20,780.06
                                                              2014     29.97        31.55      21,626.12

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B).............................. 2005     19.98        20.22      12,349.61
                                                              2006     20.22        20.93      14,381.41
                                                              2007     20.93        21.42      17,530.31
                                                              2008     21.42        17.92      15,034.01
                                                              2009     17.92        23.34      14,292.74
                                                              2010     23.34        25.91      16,052.15
                                                              2011     25.91        27.06      15,524.85
                                                              2012     27.06        29.73      14,222.11
                                                              2013     29.73        29.59      18,252.43
                                                              2014     29.59        30.75      22,371.60

                                                                  BEGINNING                 NUMBER OF
                                                                   OF YEAR    END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                         ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment
  Division (Class B)....................................... 2005    $15.95      $ 15.96     11,883.68
                                                            2006     15.96        16.37     16,352.16
                                                            2007     16.37        16.81     19,693.73
                                                            2008     16.81        16.50     14,702.25
                                                            2009     16.50        16.96     16,976.71
                                                            2010     16.96        17.66     19,610.92
                                                            2011     17.66        18.35     18,333.30
                                                            2012     18.35        18.66     19,656.67
                                                            2013     18.66        18.25     22,009.27
                                                            2014     18.25        18.48     22,578.23

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005     31.06        33.72     13,592.62
                                                            2006     33.72        38.06     28,002.64
                                                            2007     38.06        39.20     34,928.19
                                                            2008     39.20        23.40     36,081.94
                                                            2009     23.40        30.41     41,118.00
                                                            2010     30.41        33.53     43,700.94
                                                            2011     33.53        31.68     43,250.62
                                                            2012     31.68        35.22     41,754.36
                                                            2013     35.22        46.36     41,302.89
                                                            2014     46.36        50.50     37,690.12

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     67.09        68.42      3,234.00
                                                            2006     68.42        76.88      3,193.59
                                                            2007     76.88        80.66          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     79.98        80.72      3,305.85
                                                            2008     80.72        49.95      3,192.64
                                                            2009     49.95        58.77      2,528.40
                                                            2010     58.77        65.24      2,647.33
                                                            2011     65.24        64.56      3,505.65
                                                            2012     64.56        72.27      4,160.88
                                                            2013     72.27        95.79      4,850.24
                                                            2014     95.79       107.33      5,144.50

                       METLIFE FINANCIAL FREEDOM SELECT
                         1.25 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006   $ 14.69      $ 15.41      11,192.15
                                                        2007     15.41        15.68      30,652.67
                                                        2008     15.68        14.00      31,408.07
                                                        2009     14.00        15.53      45,274.00
                                                        2010     15.53        16.29      54,084.24
                                                        2011     16.29        17.03      57,143.99
                                                        2012     17.03        17.67      61,349.14
                                                        2013     17.67        17.03      72,910.15
                                                        2014     17.03        17.67      71,050.90

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     19.38        23.94      53,815.74
                                                        2006     23.94        29.25      90,191.95
                                                        2007     29.25        34.99     131,719.59
                                                        2008     34.99        16.02     169,468.34
                                                        2009     16.02        25.45     193,439.03
                                                        2010     25.45        30.70     208,123.10
                                                        2011     30.70        24.45     227,702.89
                                                        2012     24.45        28.46     231,303.49
                                                        2013     28.46        35.97     247,427.16
                                                        2014     35.97        36.19     247,551.08

American Funds Growth Investment Division+ (Class 2)... 2005    125.36       143.50      20,806.09
                                                        2006    143.50       155.81      34,951.88
                                                        2007    155.81       172.44      44,644.32
                                                        2008    172.44        95.17      54,705.21
                                                        2009     95.17       130.70      62,292.46
                                                        2010    130.70       152.81      68,284.27
                                                        2011    152.81       144.10      71,930.06
                                                        2012    144.10       167.34      72,680.79
                                                        2013    167.34       214.48      73,656.83
                                                        2014    214.48       229.26      69,409.91

American Funds Growth-Income Investment Division+
  (Class 2)............................................ 2005     95.72        99.80      24,898.68
                                                        2006     99.80       113.26      33,231.64
                                                        2007    113.26       117.19      41,703.72
                                                        2008    117.19        71.75      44,450.69
                                                        2009     71.75        92.76      50,541.67
                                                        2010     92.76       101.82      56,504.40
                                                        2011    101.82        98.48      57,501.61
                                                        2012     98.48       113.96      57,836.14
                                                        2013    113.96       149.87      62,038.53
                                                        2014    149.87       163.35      58,130.38

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
American Funds(R) Balanced Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008    $10.00       $ 7.02      23,695.39
                                                        2009      7.02         8.96      49,092.20
                                                        2010      8.96         9.93      78,862.40
                                                        2011      9.93         9.60     117,316.24
                                                        2012      9.60        10.76     222,921.00
                                                        2013     10.76        12.60     284,318.60
                                                        2014     12.60        13.19     319,206.08

American Funds(R) Growth Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008      9.99         6.36      64,878.63
                                                        2009      6.36         8.43     152,387.42
                                                        2010      8.43         9.44     178,649.80
                                                        2011      9.44         8.89     223,516.07
                                                        2012      8.89        10.19     289,423.69
                                                        2013     10.19        12.60     314,534.02
                                                        2014     12.60        13.23     321,375.94

American Funds(R) Moderate Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008     10.01         7.69      30,826.13
                                                        2009      7.69         9.38     109,227.75
                                                        2010      9.38        10.18     193,343.64
                                                        2011     10.18        10.07     248,217.61
                                                        2012     10.07        11.02     295,703.04
                                                        2013     11.02        12.36     333,094.88
                                                        2014     12.36        12.95     328,940.09

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................ 2005     12.89        12.96     205,314.72
                                                        2006     12.96        13.29     264,244.45
                                                        2007     13.29        14.00     327,729.86
                                                        2008     14.00        14.61     282,103.21
                                                        2009     14.61        15.14     340,842.79
                                                        2010     15.14        15.81     419,975.23
                                                        2011     15.81        16.75     509,557.97
                                                        2012     16.75        17.14     640,805.86
                                                        2013     17.14        16.50     799,897.21
                                                        2014     16.50        17.18     823,852.92

BlackRock Bond Income Investment Division (Class B).... 2005     46.31        46.72      11,847.49
                                                        2006     46.72        48.05      19,508.65
                                                        2007     48.05        50.31      25,543.28
                                                        2008     50.31        47.86      26,578.65
                                                        2009     47.86        51.61      27,192.78
                                                        2010     51.61        55.08      30,229.93
                                                        2011     55.08        57.83      31,805.13
                                                        2012     57.83        61.27      33,936.94
                                                        2013     61.27        59.90      37,192.32
                                                        2014     59.90        63.18      39,606.77

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B)............................................ 2005    $25.80       $27.20       4,215.16
                                                        2006     27.20        27.91       7,416.89
                                                        2007     27.91        32.64      12,876.15
                                                        2008     32.64        20.41      19,315.95
                                                        2009     20.41        27.51      31,480.55
                                                        2010     27.51        32.46      38,677.78
                                                        2011     32.46        29.12      51,623.82
                                                        2012     29.12        32.81      57,394.28
                                                        2013     32.81        43.38      59,142.31
                                                        2014     43.38        46.54      61,376.86

BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap
  Growth Investment Division (Class B) and before that
  FI Large Cap Investment Division (Class B)).......... 2006     17.34        17.56          32.68
                                                        2007     17.56        17.98       2,030.63
                                                        2008     17.98         9.77       2,913.84
                                                        2009      9.77        10.19           0.00

BlackRock Large Cap Value Investment Division (Class B) 2005     11.84        12.34      19,718.01
                                                        2006     12.34        14.52      48,280.56
                                                        2007     14.52        14.79      75,807.81
                                                        2008     14.79         9.47      90,392.29
                                                        2009      9.47        10.39     114,110.62
                                                        2010     10.39        11.18     137,754.16
                                                        2011     11.18        11.27     167,125.27
                                                        2012     11.27        12.68     166,441.30
                                                        2013     12.68        16.50     188,503.95
                                                        2014     16.50        17.88     179,089.43

Calvert VP SRI Balanced Investment Division............ 2005     21.70        22.64       5,951.19
                                                        2006     22.64        24.32      13,156.87
                                                        2007     24.32        24.68      13,300.84
                                                        2008     24.68        16.74      16,907.54
                                                        2009     16.74        20.71      21,820.35
                                                        2010     20.71        22.93      20,662.01
                                                        2011     22.93        23.68      22,606.59
                                                        2012     23.68        25.84      28,344.29
                                                        2013     25.84        30.11      31,696.60
                                                        2014     30.11        32.59      33,090.92

Clarion Global Real Estate Investment Division
  (Class B)............................................ 2005     12.84        14.37      42,000.82
                                                        2006     14.37        19.52      90,382.44
                                                        2007     19.52        16.39     109,841.59
                                                        2008     16.39         9.44     124,724.55
                                                        2009      9.44        12.56     131,566.52
                                                        2010     12.56        14.40     141,615.72
                                                        2011     14.40        13.43     158,305.52
                                                        2012     13.43        16.71     174,866.60
                                                        2013     16.71        17.08     217,768.34
                                                        2014     17.08        19.11     216,280.08

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (4/28/2014).......................................... 2014   $236.76      $266.76      26,561.26

ClearBridge Aggressive Growth Investment
  Division (formerly ClearBridge Aggressive Growth II
  Investment Division and before that Janus Forty
  Investment Division (Class B)) (4/30/2007)........... 2007    151.43       185.95         798.67
                                                        2008    185.95       106.51       6,667.54
                                                        2009    106.51       150.27      12,415.18
                                                        2010    150.27       162.35      18,256.71
                                                        2011    162.35       148.24      20,900.08
                                                        2012    148.24       179.35      23,769.71
                                                        2013    179.35       228.11      24,696.29
                                                        2014    228.11       237.65           0.00

Harris Oakmark International Investment Division
  (Class B)............................................ 2005     14.03        15.83      37,553.48
                                                        2006     15.83        20.15      87,080.07
                                                        2007     20.15        19.67     144,563.14
                                                        2008     19.67        11.48     146,263.02
                                                        2009     11.48        17.59     162,253.72
                                                        2010     17.59        20.22     212,409.13
                                                        2011     20.22        17.12     268,956.12
                                                        2012     17.12        21.86     278,569.51
                                                        2013     21.86        28.17     310,998.03
                                                        2014     28.17        26.21     330,569.14

Invesco Mid Cap Value Investment Division
  (Class B) (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))....................... 2005     21.85        24.15      38,654.06
                                                        2006     24.15        26.52      66,258.56
                                                        2007     26.52        27.03      90,297.05
                                                        2008     27.03        14.02     104,607.81
                                                        2009     14.02        20.45     106,521.89
                                                        2010     20.45        25.46     114,813.76
                                                        2011     25.46        23.47     121,882.83
                                                        2012     23.47        25.96           0.00

Invesco Mid Cap Value Investment Division (formerly
  Lord Abbett Mid Cap Value Investment Division
  (Class B))........................................... 2012     25.84        26.59     123,272.12
                                                        2013     26.59        34.22     123,323.67
                                                        2014     34.22        37.05     116,775.97

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Invesco Small Cap Growth Investment Division (Class B). 2005    $12.23       $13.08      3,940.90
                                                        2006     13.08        14.75      6,935.68
                                                        2007     14.75        16.18     13,300.90
                                                        2008     16.18         9.79     16,971.45
                                                        2009      9.79        12.94     19,064.74
                                                        2010     12.94        16.12     20,418.00
                                                        2011     16.12        15.75     26,008.07
                                                        2012     15.75        18.39     28,879.83
                                                        2013     18.39        25.46     32,612.64
                                                        2014     25.46        27.13     37,169.71

Jennison Growth Investment Division (Class B).......... 2012      9.30         8.98     84,009.27
                                                        2013      8.98        12.13     87,163.31
                                                        2014     12.13        13.02     87,880.65

Jennison Growth Investment Division (Class
  B) (formerly Oppenheimer Capital Appreciation
  Investment Division (Class B))....................... 2005      8.40         8.69     15,056.60
                                                        2006      8.69         9.23     23,525.13
                                                        2007      9.23        10.42     38,557.25
                                                        2008     10.42         5.56     49,894.69
                                                        2009      5.56         7.90     60,167.90
                                                        2010      7.90         8.53     69,860.03
                                                        2011      8.53         8.31     75,956.63
                                                        2012      8.31         9.35          0.00

Loomis Sayles Global Markets Investment Division
  (Class B)............................................ 2013     13.11        14.43     33,009.93
                                                        2014     14.43        14.74     37,306.59

Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (4/28/2008)...................... 2008      9.99         7.99      1,937.75
                                                        2009      7.99        10.09      6,608.10
                                                        2010     10.09        11.14     20,273.98
                                                        2011     11.14        11.24     22,635.60
                                                        2012     11.24        12.48     26,441.33
                                                        2013     12.48        13.04          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)............................................ 2005     26.96        28.40      4,900.94
                                                        2006     28.40        32.65     15,693.52
                                                        2007     32.65        35.99     22,855.24
                                                        2008     35.99        22.73     21,501.83
                                                        2009     22.73        29.16     21,946.62
                                                        2010     29.16        36.64     25,083.33
                                                        2011     36.64        36.31     25,726.93
                                                        2012     36.31        40.97     27,597.31
                                                        2013     40.97        56.92     30,912.48
                                                        2014     56.92        58.18     30,517.23

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class B)............................................ 2005    $ 9.80       $10.11       7,510.69
                                                        2006     10.11        10.95      12,060.14
                                                        2007     10.95        11.28      17,747.54
                                                        2008     11.28         6.54      22,091.02
                                                        2009      6.54         8.37      25,613.36
                                                        2010      8.37        10.86      27,843.91
                                                        2011     10.86        11.02      42,168.18
                                                        2012     11.02        12.07      45,367.32
                                                        2013     12.07        17.69      56,091.52
                                                        2014     17.69        17.64      48,217.17

Lord Abbett Bond Debenture Investment Division
  (Class B)............................................ 2005     17.21        17.26      23,450.00
                                                        2006     17.26        18.60      45,738.67
                                                        2007     18.60        19.57      70,857.63
                                                        2008     19.57        15.73      77,907.52
                                                        2009     15.73        21.25      86,973.56
                                                        2010     21.25        23.71      95,482.34
                                                        2011     23.71        24.46     105,647.47
                                                        2012     24.46        27.28     111,453.29
                                                        2013     27.28        29.09     118,433.88
                                                        2014     29.09        30.12     122,568.73

Met/Artisan Mid Cap Value Investment Division (Class B) 2005     33.26        36.04      44,612.30
                                                        2006     36.04        39.92      52,659.81
                                                        2007     39.92        36.63      54,931.52
                                                        2008     36.63        19.49      56,108.74
                                                        2009     19.49        27.17      55,578.19
                                                        2010     27.17        30.80      56,398.35
                                                        2011     30.80        32.39      55,261.66
                                                        2012     32.39        35.69      57,867.19
                                                        2013     35.69        48.12      64,402.26
                                                        2014     48.12        48.32      59,685.05

Met/Franklin Low Duration Total Return Investment
  Division (Class B) (5/2/2011)........................ 2011      9.98         9.77       1,490.51
                                                        2012      9.77        10.07       5,096.97
                                                        2013     10.07        10.06      16,099.56
                                                        2014     10.06        10.04      27,481.13

MetLife Asset Allocation 100 Investment
  Division (formerly MetLife Aggressive Strategy
  Investment Division (Class B))....................... 2011     12.27        10.51     314,537.87
                                                        2012     10.51        12.12     316,972.13
                                                        2013     12.12        15.51     337,116.75
                                                        2014     15.51        16.09     362,441.42

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment
  Division (formerly MetLife Aggressive Strategy
  Investment Division and before that MetLife
  Aggressive Allocation Investment Division (Class B))
  (5/1/2005)........................................... 2005    $ 9.99       $11.16        6,449.53
                                                        2006     11.16        12.74       24,157.56
                                                        2007     12.74        13.00       41,782.13
                                                        2008     13.00         7.64       96,445.46
                                                        2009      7.64         9.92      157,384.66
                                                        2010      9.92        11.34      222,059.50
                                                        2011     11.34        12.30            0.00

MetLife Asset Allocation 20 Investment
  Division (formerly MetLife Conservative Allocation
  Investment Division (Class B)) (5/1/2005)............ 2005      9.99        10.31           32.51
                                                        2006     10.31        10.88        1,699.76
                                                        2007     10.88        11.34        8,866.09
                                                        2008     11.34         9.59       19,317.68
                                                        2009      9.59        11.41       51,902.19
                                                        2010     11.41        12.41      110,774.26
                                                        2011     12.41        12.65      141,725.72
                                                        2012     12.65        13.64      166,046.08
                                                        2013     13.64        14.05      135,390.58
                                                        2014     14.05        14.49      143,653.73

MetLife Asset Allocation 40 Investment
  Division (formerly MetLife Conservative to Moderate
  Allocation Investment Division (Class B)) (5/1/2005). 2005      9.99        10.52       14,398.27
                                                        2006     10.52        11.37       32,374.88
                                                        2007     11.37        11.77       59,185.56
                                                        2008     11.77         9.11      117,516.07
                                                        2009      9.11        11.13      167,702.08
                                                        2010     11.13        12.26      228,058.96
                                                        2011     12.26        12.24      353,105.41
                                                        2012     12.24        13.47      423,735.42
                                                        2013     13.47        14.76      491,015.98
                                                        2014     14.76        15.29      530,929.64

MetLife Asset Allocation 60 Investment
  Division (formerly MetLife Moderate Allocation
  Investment Division (Class B)) (5/1/2005)............ 2005      9.99        10.75       13,532.17
                                                        2006     10.75        11.88      150,936.81
                                                        2007     11.88        12.24      352,859.06
                                                        2008     12.24         8.63      558,674.10
                                                        2009      8.63        10.78      778,042.83
                                                        2010     10.78        12.05    1,142,102.75
                                                        2011     12.05        11.74    1,341,920.08
                                                        2012     11.74        13.12    1,688,665.75
                                                        2013     13.12        15.29    1,911,324.15
                                                        2014     15.29        15.87    1,981,907.18

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment
  Division (formerly MetLife Growth Strategy
  Investment Division (Class B) and before that
  Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)) (4/28/2008)...................... 2008    $ 9.99       $ 7.04        7,679.09
                                                        2009      7.04         8.93       22,044.65
                                                        2010      8.93         9.71       26,813.26
                                                        2011      9.71         9.42       29,223.56
                                                        2012      9.42        10.80       40,760.34
                                                        2013     10.80        11.64            0.00

MetLife Asset Allocation 80 Investment
  Division (formerly MetLife Growth Strategy
  Investment Division (Class B)) (4/29/2013)........... 2013     11.71        13.36       52,484.89
                                                        2014     13.36        13.32            0.00

MetLife Asset Allocation 80 Investment
  Division (formerly MetLife Moderate to Aggressive
  Allocation Investment Division (Class B)) (5/1/2005). 2005      9.99        10.98       48,337.02
                                                        2006     10.98        12.39      217,821.36
                                                        2007     12.39        12.70      572,854.06
                                                        2008     12.70         8.14      767,247.67
                                                        2009      8.14        10.38    1,029,192.43
                                                        2010     10.38        11.75    1,260,551.02
                                                        2011     11.75        11.17    1,601,815.46
                                                        2012     11.17        12.73    1,776,491.89
                                                        2013     12.73        15.63    1,957,305.83
                                                        2014     15.63        16.24    2,085,423.55

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................ 2005     13.13        14.53       59,192.70
                                                        2006     14.53        15.76       82,502.56
                                                        2007     15.76        16.74      109,888.53
                                                        2008     16.74        10.51      131,074.88
                                                        2009     10.51        14.20      155,813.34
                                                        2010     14.20        17.67      160,695.96
                                                        2011     17.67        17.07      186,937.16
                                                        2012     17.07        19.78      219,517.94
                                                        2013     19.78        25.95      257,392.83
                                                        2014     25.95        27.99      263,496.28

MetLife Small Cap Value Investment Division (formerly
  Third Avenue Small Cap Value Investment Division
  (Class B))........................................... 2005     14.37        16.39       14,846.86
                                                        2006     16.39        18.32       31,294.34
                                                        2007     18.32        17.54       41,758.16
                                                        2008     17.54        12.16       54,823.93
                                                        2009     12.16        15.18       59,819.44
                                                        2010     15.18        17.98       66,164.72
                                                        2011     17.98        16.16       64,203.63
                                                        2012     16.16        18.83       66,593.39
                                                        2013     18.83        24.63       69,111.30
                                                        2014     24.63        24.74       67,769.99

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B)...... 2005    $37.56       $38.72     114,095.58
                                                        2006     38.72        44.05     148,632.31
                                                        2007     44.05        45.66     198,235.70
                                                        2008     45.66        28.29     254,666.91
                                                        2009     28.29        35.18     285,745.44
                                                        2010     35.18        39.78     325,473.64
                                                        2011     39.78        39.93     384,006.70
                                                        2012     39.93        45.51     421,423.73
                                                        2013     45.51        59.20     433,740.25
                                                        2014     59.20        66.12     409,431.23

MFS(R) Research International Investment Division
  (Class B)............................................ 2005     11.25        12.94      15,108.88
                                                        2006     12.94        16.17      39,835.88
                                                        2007     16.17        18.09      63,548.82
                                                        2008     18.09        10.30      89,069.56
                                                        2009     10.30        13.38     104,781.49
                                                        2010     13.38        14.72     115,903.10
                                                        2011     14.72        12.98     135,173.85
                                                        2012     12.98        14.96     134,343.26
                                                        2013     14.96        17.62     135,270.30
                                                        2014     17.62        16.19     141,341.99

MFS(R) Total Return Investment Division (Class B)...... 2005     41.05        41.69       7,916.83
                                                        2006     41.69        46.09      18,599.64
                                                        2007     46.09        47.39      24,407.57
                                                        2008     47.39        36.34      24,687.40
                                                        2009     36.34        42.46      27,389.02
                                                        2010     42.46        46.04      29,118.27
                                                        2011     46.04        46.45      29,665.43
                                                        2012     46.45        51.06      29,160.18
                                                        2013     51.06        59.85      31,310.32
                                                        2014     59.85        64.05      31,531.16

MFS(R) Value Investment Division (Class B)............. 2005     13.21        12.83      81,629.90
                                                        2006     12.83        14.93      97,471.07
                                                        2007     14.93        14.15     118,286.34
                                                        2008     14.15         9.26     118,061.83
                                                        2009      9.26        11.03     117,130.80
                                                        2010     11.03        12.12     126,976.80
                                                        2011     12.12        12.04     135,143.46
                                                        2012     12.04        13.83     124,420.92
                                                        2013     13.83        18.50     224,245.11
                                                        2014     18.50        20.20     215,164.75

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B) (formerly
  FI Value Leaders Investment Division (Class B))...... 2005    $26.41       $28.81      12,826.61
                                                        2006     28.81        31.77      20,349.77
                                                        2007     31.77        32.61      25,293.61
                                                        2008     32.61        19.61      27,720.40
                                                        2009     19.61        23.52      28,790.91
                                                        2010     23.52        26.55      30,772.40
                                                        2011     26.55        24.55      30,525.18
                                                        2012     24.55        27.99      31,874.32
                                                        2013     27.99        30.83           0.00

MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)............................... 2008      9.99         6.60       2,698.36
                                                        2009      6.60         8.14       2,097.54
                                                        2010      8.14         8.93      15,536.24
                                                        2011      8.93         8.77      25,478.90
                                                        2012      8.77         9.87      28,249.41
                                                        2013      9.87        10.81           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)............................................ 2010     13.13        15.26      52,979.85
                                                        2011     15.26        14.03      66,626.50
                                                        2012     14.03        15.14      69,219.65
                                                        2013     15.14        20.79      59,596.75
                                                        2014     20.79        20.74      57,919.49

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B))....................... 2005     16.69        17.58      12,151.14
                                                        2006     17.58        19.37      21,275.09
                                                        2007     19.37        20.68      33,848.67
                                                        2008     20.68         9.10      39,576.57
                                                        2009      9.10        12.00      49,610.94
                                                        2010     12.00        12.99           0.00

MSCI EAFE(R) Index Investment Division (Class B)....... 2005     11.22        12.51     111,871.57
                                                        2006     12.51        15.51     146,569.71
                                                        2007     15.51        16.92     191,996.23
                                                        2008     16.92         9.66     241,376.94
                                                        2009      9.66        12.24     262,138.82
                                                        2010     12.24        13.04     314,845.03
                                                        2011     13.04        11.25     394,293.89
                                                        2012     11.25        13.11     456,903.10
                                                        2013     13.11        15.74     510,483.47
                                                        2014     15.74        14.57     572,121.41

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B). 2005    $18.24       $18.72      63,891.80
                                                        2006     18.72        21.53      73,092.95
                                                        2007     21.53        20.48      84,582.71
                                                        2008     20.48        12.42      85,010.32
                                                        2009     12.42        13.84      86,336.40
                                                        2010     13.84        16.59      85,109.39
                                                        2011     16.59        17.29      82,307.37
                                                        2012     17.29        18.74      89,967.48
                                                        2013     18.74        25.57     143,862.34
                                                        2014     25.57        25.18     142,039.26

Neuberger Berman Genesis Investment Division (Class
  B) (formerly MLA Mid Cap Investment Division (Class
  B)).................................................. 2005     13.63        14.54       9,521.77
                                                        2006     14.54        16.47      12,501.98
                                                        2007     16.47        15.83      22,878.08
                                                        2008     15.83         9.64      24,616.10
                                                        2009      9.64        13.02      27,600.18
                                                        2010     13.02        15.80      38,020.00
                                                        2011     15.80        14.78      54,210.37
                                                        2012     14.78        15.37      64,054.32
                                                        2013     15.37        16.67           0.00

Oppenheimer Global Equity Investment Division (Class B) 2013      1.01         1.16     320,267.30
                                                        2014      1.16         1.17     451,322.30

Oppenheimer Global Equity Investment Division (Class
  B) (formerly Met/Templeton Growth Investment
  Division (Class B)) (4/28/2008)...................... 2008      9.99         6.57       1,132.59
                                                        2009      6.57         8.61       6,678.34
                                                        2010      8.61         9.15      10,026.19
                                                        2011      9.15         8.42      15,774.85
                                                        2012      8.42        10.16      18,338.84
                                                        2013     10.16        10.80           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)................................. 2006     11.04        11.16       1,016.65
                                                        2007     11.16        12.21       6,604.14
                                                        2008     12.21        11.23      60,635.35
                                                        2009     11.23        13.09     115,423.41
                                                        2010     13.09        13.93     147,938.86
                                                        2011     13.93        15.29     194,432.56
                                                        2012     15.29        16.48     248,074.25
                                                        2013     16.48        14.76     270,340.75
                                                        2014     14.76        15.00     262,789.56

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
PIMCO Total Return Investment Division (Class B)....... 2005    $12.16       $12.28      89,228.83
                                                        2006     12.28        12.67     121,051.40
                                                        2007     12.67        13.46     125,705.69
                                                        2008     13.46        13.35     133,471.50
                                                        2009     13.35        15.56     219,866.07
                                                        2010     15.56        16.62     275,112.04
                                                        2011     16.62        16.94     306,222.44
                                                        2012     16.94        18.28     318,634.06
                                                        2013     18.28        17.70     358,049.55
                                                        2014     17.70        18.22     347,481.66

Russell 2000(R) Index Investment Division (Class B).... 2005     15.56        16.03      37,877.46
                                                        2006     16.03        18.61      52,823.37
                                                        2007     18.61        18.07      72,826.83
                                                        2008     18.07        11.83      77,159.70
                                                        2009     11.83        14.69      91,120.41
                                                        2010     14.69        18.36     106,148.60
                                                        2011     18.36        17.36     134,309.61
                                                        2012     17.36        19.89     163,294.24
                                                        2013     19.89        27.15     245,528.53
                                                        2014     27.15        28.09     185,646.75

SSGA Growth and Income ETF Investment Division (Class
  B) (5/1/2006)........................................ 2006     10.52        11.18         529.08
                                                        2007     11.18        11.63         719.70
                                                        2008     11.63         8.61       4,681.36
                                                        2009      8.61        10.62      51,246.70
                                                        2010     10.62        11.77      94,190.06
                                                        2011     11.77        11.75     106,413.03
                                                        2012     11.75        13.09     209,327.13
                                                        2013     13.09        14.60     235,802.22
                                                        2014     14.60        15.26     260,790.78

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)........................................... 2006     10.71        11.43         810.50
                                                        2007     11.43        11.92       1,471.08
                                                        2008     11.92         7.89       1,131.69
                                                        2009      7.89        10.06      59,989.07
                                                        2010     10.06        11.35     114,290.31
                                                        2011     11.35        10.97     152,834.41
                                                        2012     10.97        12.46     255,395.34
                                                        2013     12.46        14.53     298,419.61
                                                        2014     14.53        15.12     332,442.15

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class B)............................................ 2005    $12.21       $12.82      23,203.64
                                                        2006     12.82        14.29      37,622.29
                                                        2007     14.29        15.41      57,672.55
                                                        2008     15.41         8.82      56,700.87
                                                        2009      8.82        12.46      67,437.85
                                                        2010     12.46        14.37      77,446.97
                                                        2011     14.37        14.00      88,592.94
                                                        2012     14.00        16.41     113,950.53
                                                        2013     16.41        22.49     264,950.06
                                                        2014     22.49        24.17     273,655.13

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment
  Division (Class B)).................................. 2005      4.36         4.78      25,580.43
                                                        2006      4.78         4.98      31,715.23
                                                        2007      4.98         6.46      47,810.31
                                                        2008      6.46         3.54      60,189.60
                                                        2009      3.54         5.57     105,200.37
                                                        2010      5.57         7.02     152,250.59
                                                        2011      7.02         6.25     211,853.44
                                                        2012      6.25         6.92     245,588.48
                                                        2013      6.92         7.24           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)............................................ 2005      7.15         8.10      36,733.24
                                                        2006      8.10         8.49      82,534.12
                                                        2007      8.49         9.86     134,469.83
                                                        2008      9.86         5.87     197,698.55
                                                        2009      5.87         8.43     241,004.76
                                                        2010      8.43        10.63     283,766.63
                                                        2011     10.63        10.33     323,728.31
                                                        2012     10.33        11.60     352,668.53
                                                        2013     11.60        15.64     381,137.48
                                                        2014     15.64        17.42     398,803.90

T. Rowe Price Small Cap Growth Investment Division
  (Class B)............................................ 2005     13.35        14.60      11,013.68
                                                        2006     14.60        14.94      25,240.67
                                                        2007     14.94        16.16      31,188.14
                                                        2008     16.16        10.16      32,954.85
                                                        2009     10.16        13.92      43,461.76
                                                        2010     13.92        18.51      50,162.81
                                                        2011     18.51        18.54      85,636.62
                                                        2012     18.54        21.23     101,999.44
                                                        2013     21.23        30.22     130,916.48
                                                        2014     30.22        31.83     134,984.34

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2005    $20.08       $20.34      26,774.36
                                                        2006     20.34        21.06      44,725.89
                                                        2007     21.06        21.56      56,045.55
                                                        2008     21.56        18.05      61,890.14
                                                        2009     18.05        23.51      55,652.31
                                                        2010     23.51        26.12      70,037.20
                                                        2011     26.12        27.30      72,772.04
                                                        2012     27.30        30.00      80,066.28
                                                        2013     30.00        29.87      84,201.02
                                                        2014     29.87        31.06      88,975.31

Western Asset Management U.S. Government Investment
  Division (Class B)................................... 2005     16.03        16.05      26,071.81
                                                        2006     16.05        16.47      33,535.79
                                                        2007     16.47        16.92      39,618.60
                                                        2008     16.92        16.62      55,836.52
                                                        2009     16.62        17.08      56,864.74
                                                        2010     17.08        17.80      60,617.33
                                                        2011     17.80        18.50      74,527.87
                                                        2012     18.50        18.83      71,811.15
                                                        2013     18.83        18.43      75,498.63
                                                        2014     18.43        18.66      78,302.52

WMC Core Equity Opportunities Investment
  Division (formerly Davis Venture Value Investment
  Division (Class B)).................................. 2005     31.22        33.91      29,844.72
                                                        2006     33.91        38.29      61,001.71
                                                        2007     38.29        39.45      91,088.61
                                                        2008     39.45        23.56     112,177.12
                                                        2009     23.56        30.64     123,267.53
                                                        2010     30.64        33.80     133,911.58
                                                        2011     33.80        31.96     141,554.36
                                                        2012     31.96        35.54     149,911.61
                                                        2013     35.54        46.81     148,151.60
                                                        2014     46.81        51.01     141,252.27

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class
  B) and before that BlackRock Large Cap Investment
  Division (Class B)).................................. 2005     67.81        69.19       5,431.09
                                                        2006     69.19        77.79       5,036.59
                                                        2007     77.79        81.62           0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
WMC Large Cap Research Investment Division* (formerly
  BlackRock Large Cap Core Investment Division (Class
  B)).................................................. 2007    $80.94      $ 81.72      5,796.29
                                                        2008     81.72        50.59      6,442.67
                                                        2009     50.59        59.55      7,097.46
                                                        2010     59.55        66.14      7,342.46
                                                        2011     66.14        65.49     11,962.62
                                                        2012     65.49        73.34     14,580.39
                                                        2013     73.34        97.27     18,053.58
                                                        2014     97.27       109.03     19,097.87

                       METLIFE FINANCIAL FREEDOM SELECT
                         0.95 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006   $ 15.09      $ 15.86         0.00
                                                        2007     15.86        16.19         0.00
                                                        2008     16.19        14.50         0.00
                                                        2009     14.50        16.14         0.00
                                                        2010     16.14        16.97         0.00
                                                        2011     16.97        17.79         0.00
                                                        2012     17.79        18.53         0.00
                                                        2013     18.53        17.91         0.00
                                                        2014     17.91        18.63         0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     19.77        24.49         0.00
                                                        2006     24.49        30.03         0.00
                                                        2007     30.03        36.02         0.00
                                                        2008     36.02        16.54         0.00
                                                        2009     16.54        26.36         8.41
                                                        2010     26.36        31.89        42.63
                                                        2011     31.89        25.48        75.62
                                                        2012     25.48        29.75       113.91
                                                        2013     29.75        37.70       143.59
                                                        2014     37.70        38.05       171.01

American Funds Growth Investment Division+ (Class 2)... 2005    133.48       153.25       117.55
                                                        2006    153.25       166.90       134.38
                                                        2007    166.90       185.26       155.01
                                                        2008    185.26       102.55         0.00
                                                        2009    102.55       141.27         3.60
                                                        2010    141.27       165.66        20.67
                                                        2011    165.66       156.69        34.55
                                                        2012    156.69       182.51        46.83
                                                        2013    182.51       234.61        46.98
                                                        2014    234.61       251.54        56.10

American Funds Growth-Income Investment Division+
  (Class 2)............................................ 2005    101.91       106.58         0.00
                                                        2006    106.58       121.32         0.00
                                                        2007    121.32       125.91         0.00
                                                        2008    125.91        77.31         0.00
                                                        2009     77.31       100.26         0.00
                                                        2010    100.26       110.38         0.00
                                                        2011    110.38       107.07         0.00
                                                        2012    107.07       124.29         0.00
                                                        2013    124.29       163.95         0.00
                                                        2014    163.95       179.22         0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
American Funds(R) Balanced Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008    $10.00       $ 7.03        0.00
                                                        2009      7.03         9.01        0.00
                                                        2010      9.01        10.01        0.00
                                                        2011     10.01         9.70        0.00
                                                        2012      9.70        10.91        0.00
                                                        2013     10.91        12.81        0.00
                                                        2014     12.81        13.46        0.00

American Funds(R) Growth Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008      9.99         6.38        0.00
                                                        2009      6.38         8.47        0.00
                                                        2010      8.47         9.52        0.00
                                                        2011      9.52         8.98        0.00
                                                        2012      8.98        10.34        0.00
                                                        2013     10.34        12.81        0.00
                                                        2014     12.81        13.50        0.00

American Funds(R) Moderate Allocation Investment
  Division (Class C) (4/28/2008)....................... 2008     10.01         7.71        0.00
                                                        2009      7.71         9.42        0.00
                                                        2010      9.42        10.26        0.00
                                                        2011     10.26        10.18        0.00
                                                        2012     10.18        11.18        0.00
                                                        2013     11.18        12.57        0.00
                                                        2014     12.57        13.21       43.95

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................ 2005     13.13        13.25        0.00
                                                        2006     13.25        13.62        0.00
                                                        2007     13.62        14.39        0.00
                                                        2008     14.39        15.06        0.00
                                                        2009     15.06        15.66        0.00
                                                        2010     15.66        16.39        0.00
                                                        2011     16.39        17.42        0.00
                                                        2012     17.42        17.88        0.00
                                                        2013     17.88        17.26        0.00
                                                        2014     17.26        18.04       30.09

BlackRock Bond Income Investment Division (Class B).... 2005     49.38        49.97        0.00
                                                        2006     49.97        51.54        0.00
                                                        2007     51.54        54.13        0.00
                                                        2008     54.13        51.65        0.00
                                                        2009     51.65        55.86        0.00
                                                        2010     55.86        59.80        0.00
                                                        2011     59.80        62.97        0.00
                                                        2012     62.97        66.91        0.00
                                                        2013     66.91        65.61        0.00
                                                        2014     65.61        69.41        0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B)............................................ 2005    $26.60       $28.13          0.00
                                                        2006     28.13        28.95          0.00
                                                        2007     28.95        33.96          0.00
                                                        2008     33.96        21.29          0.00
                                                        2009     21.29        28.79          0.00
                                                        2010     28.79        34.07          0.00
                                                        2011     34.07        30.66          0.00
                                                        2012     30.66        34.64          0.00
                                                        2013     34.64        45.95          0.00
                                                        2014     45.95        49.45          0.00

BlackRock Capital Appreciation Investment
  Division (Class B) (formerly BlackRock Legacy Large
  Cap Growth Investment Division (Class B) and before
  that FI Large Cap Investment Division (Class B))..... 2006     17.85        18.11          0.00
                                                        2007     18.11        18.60          0.00
                                                        2008     18.60        10.14          0.00
                                                        2009     10.14        10.58          0.00

BlackRock Large Cap Value Investment Division (Class B) 2005     11.93        12.48      1,334.96
                                                        2006     12.48        14.72      1,533.91
                                                        2007     14.72        15.04      1,776.64
                                                        2008     15.04         9.67          0.00
                                                        2009      9.67        10.63          0.00
                                                        2010     10.63        11.47          4.08
                                                        2011     11.47        11.60          0.00
                                                        2012     11.60        13.09          0.00
                                                        2013     13.09        17.09          0.00
                                                        2014     17.09        18.57          0.00

Calvert VP SRI Balanced Investment Division............ 2005     22.50        23.55          0.00
                                                        2006     23.55        25.37          0.00
                                                        2007     25.37        25.83          0.00
                                                        2008     25.83        17.57          0.00
                                                        2009     17.57        21.80          0.00
                                                        2010     21.80        24.21          0.00
                                                        2011     24.21        25.08          0.00
                                                        2012     25.08        27.45          0.00
                                                        2013     27.45        32.09          0.00
                                                        2014     32.09        34.83          0.00

Clarion Global Real Estate Investment Division (Class
  B)................................................... 2005     12.87        14.44          0.00
                                                        2006     14.44        19.68          0.00
                                                        2007     19.68        16.57          0.00
                                                        2008     16.57         9.57          0.00
                                                        2009      9.57        12.77          0.00
                                                        2010     12.77        14.69          0.00
                                                        2011     14.69        13.74          0.00
                                                        2012     13.74        17.15          0.00
                                                        2013     17.15        17.59          0.00
                                                        2014     17.59        19.73          0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (4/28/2014).......................................... 2014   $260.71      $294.35        5.10

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II
  Investment Division and before that Janus Forty
  Investment Division (Class B)) (4/30/2007)........... 2007    163.29       200.92        0.00
                                                        2008    200.92       115.43        0.23
                                                        2009    115.43       163.34        1.03
                                                        2010    163.34       177.00        1.85
                                                        2011    177.00       162.10        2.72
                                                        2012    162.10       196.72        3.51
                                                        2013    196.72       250.95        4.25
                                                        2014    250.95       261.68        0.00

Harris Oakmark International Investment Division
  (Class B)............................................ 2005     14.17        16.03        0.00
                                                        2006     16.03        20.47        0.00
                                                        2007     20.47        20.05        0.00
                                                        2008     20.05        11.74        0.00
                                                        2009     11.74        18.03        0.00
                                                        2010     18.03        20.79        0.00
                                                        2011     20.79        17.66        0.00
                                                        2012     17.66        22.61        0.00
                                                        2013     22.61        29.22        0.00
                                                        2014     29.22        27.27        2.34

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)).................................. 2005     22.25        24.67        0.00
                                                        2006     24.67        27.18        0.00
                                                        2007     27.18        27.78        0.00
                                                        2008     27.78        14.45        0.00
                                                        2009     14.45        21.15        0.66
                                                        2010     21.15        26.41        5.85
                                                        2011     26.41        24.41        8.93
                                                        2012     24.41        27.04        0.00

Invesco Mid Cap Value Investment Division (formerly
  Lord Abbett Mid Cap Value Investment Division (Class
  B)).................................................. 2012     26.91        27.74        8.85
                                                        2013     27.74        35.81        0.00
                                                        2014     35.81        38.89        0.00

Invesco Small Cap Growth Investment Division (Class B). 2005     12.35        13.25        0.00
                                                        2006     13.25        14.98        0.00
                                                        2007     14.98        16.48        0.00
                                                        2008     16.48        10.00        0.00
                                                        2009     10.00        13.26        0.00
                                                        2010     13.26        16.57        0.00
                                                        2011     16.57        16.24        0.00
                                                        2012     16.24        19.02        0.00
                                                        2013     19.02        26.41        0.00
                                                        2014     26.41        28.23        0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).......... 2012    $ 9.62       $ 9.31        0.00
                                                        2013      9.31        12.60        0.00
                                                        2014     12.60        13.58        0.00

Jennison Growth Investment Division (Class
  B) (formerly Oppenheimer Capital Appreciation
  Investment Division (Class B))....................... 2005      8.50         8.82        0.00
                                                        2006      8.82         9.40        0.00
                                                        2007      9.40        10.64        0.00
                                                        2008     10.64         5.70        0.00
                                                        2009      5.70         8.11        0.00
                                                        2010      8.11         8.79        0.00
                                                        2011      8.79         8.58        0.00
                                                        2012      8.58         9.67        0.00

Loomis Sayles Global Markets Investment Division
  (Class B)............................................ 2013     13.31        14.68        0.00
                                                        2014     14.68        15.04        0.00

Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (4/28/2008)...................... 2008      9.99         8.01        0.00
                                                        2009      8.01        10.14        0.00
                                                        2010     10.14        11.23        0.00
                                                        2011     11.23        11.36        0.00
                                                        2012     11.36        12.66        0.00
                                                        2013     12.66        13.23        0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)............................................ 2005     27.84        29.42        0.00
                                                        2006     29.42        33.92        0.00
                                                        2007     33.92        37.50        0.00
                                                        2008     37.50        23.75        0.00
                                                        2009     23.75        30.57        4.15
                                                        2010     30.57        38.52       22.40
                                                        2011     38.52        38.28       36.84
                                                        2012     38.28        43.33       49.72
                                                        2013     43.33        60.38       45.37
                                                        2014     60.38        61.91       54.18

Loomis Sayles Small Cap Growth Investment Division
  (Class B)............................................ 2005      9.91        10.25        0.00
                                                        2006     10.25        11.14        0.00
                                                        2007     11.14        11.51        0.00
                                                        2008     11.51         6.69        0.00
                                                        2009      6.69         8.60        0.00
                                                        2010      8.60        11.18        0.00
                                                        2011     11.18        11.38        0.00
                                                        2012     11.38        12.50        0.00
                                                        2013     12.50        18.38        0.00
                                                        2014     18.38        18.38        0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)............................................ 2005    $17.67       $17.76         0.00
                                                        2006     17.76        19.21         0.00
                                                        2007     19.21        20.27         0.00
                                                        2008     20.27        16.34         0.00
                                                        2009     16.34        22.14        14.99
                                                        2010     22.14        24.78        75.83
                                                        2011     24.78        25.64       132.45
                                                        2012     25.64        28.68       191.11
                                                        2013     28.68        30.68         0.00
                                                        2014     30.68        31.85         0.00

Met/Artisan Mid Cap Value Investment Division (Class B) 2005     34.45        37.43         0.00
                                                        2006     37.43        41.59         0.00
                                                        2007     41.59        38.28         0.00
                                                        2008     38.28        20.42         0.00
                                                        2009     20.42        28.57         0.00
                                                        2010     28.57        32.48         0.00
                                                        2011     32.48        34.26         0.00
                                                        2012     34.26        37.86         0.00
                                                        2013     37.86        51.20         0.00
                                                        2014     51.20        51.56         0.00

Met/Franklin Low Duration Total Return Investment
  Division (Class B) (5/2/2011)........................ 2011      9.98         9.79         0.00
                                                        2012      9.79        10.13         0.00
                                                        2013     10.13        10.15         0.00
                                                        2014     10.15        10.16         0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B)).................................. 2011     12.49        10.73         0.00
                                                        2012     10.73        12.41         0.00
                                                        2013     12.41        15.92         0.00
                                                        2014     15.92        16.57         0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive
  Allocation Investment Division (Class B)) (5/1/2005). 2005      9.99        11.18         0.00
                                                        2006     11.18        12.81         0.00
                                                        2007     12.81        13.10         0.00
                                                        2008     13.10         7.73         0.00
                                                        2009      7.73        10.06         0.00
                                                        2010     10.06        11.53         0.00
                                                        2011     11.53        12.53         0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)....................... 2005    $ 9.99       $10.33          0.00
                                                        2006     10.33        10.93          0.00
                                                        2007     10.93        11.43          0.00
                                                        2008     11.43         9.69          0.00
                                                        2009      9.69        11.58          0.00
                                                        2010     11.58        12.62          0.00
                                                        2011     12.62        12.91          0.00
                                                        2012     12.91        13.96          0.00
                                                        2013     13.96        14.42          0.00
                                                        2014     14.42        14.92          0.00

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate
  Allocation Investment Division (Class B)) (5/1/2005). 2005      9.99        10.54          0.00
                                                        2006     10.54        11.43          0.00
                                                        2007     11.43        11.87          0.00
                                                        2008     11.87         9.21          0.00
                                                        2009      9.21        11.29          0.00
                                                        2010     11.29        12.47          0.00
                                                        2011     12.47        12.48          0.00
                                                        2012     12.48        13.78          0.00
                                                        2013     13.78        15.14          0.00
                                                        2014     15.14        15.74          0.00

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)....................... 2005      9.99        10.78          0.00
                                                        2006     10.78        11.94          0.00
                                                        2007     11.94        12.34          0.00
                                                        2008     12.34         8.72          0.00
                                                        2009      8.72        10.93      2,003.30
                                                        2010     10.93        12.26      2,213.27
                                                        2011     12.26        11.97      2,398.42
                                                        2012     11.97        13.43      2,576.15
                                                        2013     13.43        15.70      2,730.44
                                                        2014     15.70        16.33      5,516.67

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment
  Division (Class B) and before that Met/Franklin
  Templeton Founding Strategy Investment Division
  (Class B)) (4/28/2008)............................... 2008      9.99         7.05          0.00
                                                        2009      7.05         8.98          0.00
                                                        2010      8.98         9.79          0.00
                                                        2011      9.79         9.53          0.00
                                                        2012      9.53        10.96          0.00
                                                        2013     10.96        11.81          0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment
  Division (Class B)) (4/29/2013)...................... 2013    $11.89       $13.59         0.00
                                                        2014     13.59        13.56         0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............ 2005      9.99        11.00         0.00
                                                        2006     11.00        12.45         0.00
                                                        2007     12.45        12.81         0.00
                                                        2008     12.81         8.23         0.00
                                                        2009      8.23        10.52         0.00
                                                        2010     10.52        11.96         0.00
                                                        2011     11.96        11.40        24.39
                                                        2012     11.40        13.03       119.53
                                                        2013     13.03        16.04       204.84
                                                        2014     16.04        16.72       291.09

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................ 2005     13.31        14.77         0.00
                                                        2006     14.77        16.07         0.00
                                                        2007     16.07        17.12         0.00
                                                        2008     17.12        10.78         0.00
                                                        2009     10.78        14.61         0.00
                                                        2010     14.61        18.24         0.00
                                                        2011     18.24        17.67         0.00
                                                        2012     17.67        20.54         0.00
                                                        2013     20.54        27.02         0.00
                                                        2014     27.02        29.24        16.35

MetLife Small Cap Value Investment Division
  (formerly Third Avenue Small Cap Value Investment
  Division (Class B)).................................. 2005     14.49        16.58         0.00
                                                        2006     16.58        18.58         0.00
                                                        2007     18.58        17.84         0.00
                                                        2008     17.84        12.40         0.00
                                                        2009     12.40        15.53         0.00
                                                        2010     15.53        18.45         0.00
                                                        2011     18.45        16.63         0.00
                                                        2012     16.63        19.44         0.00
                                                        2013     19.44        25.51         0.00
                                                        2014     25.51        25.70         0.00

MetLife Stock Index Investment Division (Class B)...... 2005     39.25        40.58         0.00
                                                        2006     40.58        46.30         0.00
                                                        2007     46.30        48.15         0.00
                                                        2008     48.15        29.92         0.00
                                                        2009     29.92        37.32         0.00
                                                        2010     37.32        42.32         0.00
                                                        2011     42.32        42.61         0.00
                                                        2012     42.61        48.72         0.00
                                                        2013     48.72        63.55         0.00
                                                        2014     63.55        71.20        13.85

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B)............................................ 2005    $11.38       $13.13        0.00
                                                        2006     13.13        16.46        0.00
                                                        2007     16.46        18.47        0.00
                                                        2008     18.47        10.54        2.61
                                                        2009     10.54        13.74       15.20
                                                        2010     13.74        15.16       51.06
                                                        2011     15.16        13.41       76.63
                                                        2012     13.41        15.50       86.66
                                                        2013     15.50        18.32       52.35
                                                        2014     18.32        16.88       60.37

MFS(R) Total Return Investment Division (Class B)...... 2005     43.28        44.10        0.00
                                                        2006     44.10        48.89        0.00
                                                        2007     48.89        50.42        0.00
                                                        2008     50.42        38.78        0.00
                                                        2009     38.78        45.45        0.00
                                                        2010     45.45        49.43        0.00
                                                        2011     49.43        50.02        0.00
                                                        2012     50.02        55.15        0.00
                                                        2013     55.15        64.84        0.00
                                                        2014     64.84        69.60        0.00

MFS(R) Value Investment Division (Class B)............. 2005     13.46        13.11        0.00
                                                        2006     13.11        15.30        0.00
                                                        2007     15.30        14.55        0.00
                                                        2008     14.55         9.55        0.00
                                                        2009      9.55        11.41        5.86
                                                        2010     11.41        12.57       56.17
                                                        2011     12.57        12.53       86.88
                                                        2012     12.53        14.43       86.11
                                                        2013     14.43        19.36        0.00
                                                        2014     19.36        21.20        0.00

MFS(R) Value Investment Division (Class B) (formerly
  FI Value Leaders Investment Division (Class B))...... 2005     27.35        29.92        0.00
                                                        2006     29.92        33.10        0.00
                                                        2007     33.10        34.07        0.00
                                                        2008     34.07        20.55        0.00
                                                        2009     20.55        24.73        0.00
                                                        2010     24.73        28.00        0.00
                                                        2011     28.00        25.96        0.00
                                                        2012     25.96        29.69        0.00
                                                        2013     29.69        32.74        0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)............................... 2008    $ 9.99       $ 6.62          0.00
                                                        2009      6.62         8.18          0.00
                                                        2010      8.18         9.00          0.00
                                                        2011      9.00         8.87          0.00
                                                        2012      8.87        10.01          0.00
                                                        2013     10.01        10.98          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)............................................ 2010     13.66        15.91          0.00
                                                        2011     15.91        14.67          0.00
                                                        2012     14.67        15.88          0.00
                                                        2013     15.88        21.87          0.00
                                                        2014     21.87        21.88          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B))....................... 2005     17.09        18.05          0.00
                                                        2006     18.05        19.95          0.00
                                                        2007     19.95        21.36          0.00
                                                        2008     21.36         9.43          0.00
                                                        2009      9.43        12.47          0.00
                                                        2010     12.47        13.52          0.00

MSCI EAFE(R) Index Investment Division (Class B)....... 2005     11.43        12.79      1,457.54
                                                        2006     12.79        15.89      1,646.37
                                                        2007     15.89        17.39      1,863.44
                                                        2008     17.39         9.96          0.00
                                                        2009      9.96        12.65          0.00
                                                        2010     12.65        13.53          4.30
                                                        2011     13.53        11.70          0.00
                                                        2012     11.70        13.68          0.00
                                                        2013     13.68        16.47          0.00
                                                        2014     16.47        15.29         39.93

Neuberger Berman Genesis Investment Division (Class B). 2005     18.49        19.03        888.99
                                                        2006     19.03        21.95      1,020.41
                                                        2007     21.95        20.94      1,187.12
                                                        2008     20.94        12.74          0.00
                                                        2009     12.74        14.24          0.00
                                                        2010     14.24        17.12          2.52
                                                        2011     17.12        17.89          0.00
                                                        2012     17.89        19.45          0.00
                                                        2013     19.45        26.63          0.00
                                                        2014     26.63        26.30          0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)). 2005    $13.76       $14.73         0.00
                                                        2006     14.73        16.73         0.00
                                                        2007     16.73        16.12         0.00
                                                        2008     16.12         9.85         0.00
                                                        2009      9.85        13.35         0.00
                                                        2010     13.35        16.25         0.00
                                                        2011     16.25        15.24         0.00
                                                        2012     15.24        15.90         0.00
                                                        2013     15.90        17.26         0.00

Oppenheimer Global Equity Investment Division (Class B) 2013      1.01         1.16         0.00
                                                        2014      1.16         1.17         0.00

Oppenheimer Global Equity Investment Division (Class
  B) (formerly Met/Templeton Growth Investment
  Division (Class B)) (4/28/2008)...................... 2008      9.99         6.58         0.00
                                                        2009      6.58         8.65         0.00
                                                        2010      8.65         9.23         0.00
                                                        2011      9.23         8.51         0.00
                                                        2012      8.51        10.30         0.00
                                                        2013     10.30        10.97         0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)................................. 2006     11.14        11.28         0.00
                                                        2007     11.28        12.38         0.00
                                                        2008     12.38        11.42         0.00
                                                        2009     11.42        13.35        48.58
                                                        2010     13.35        14.26       251.19
                                                        2011     14.26        15.69       442.45
                                                        2012     15.69        16.97       636.91
                                                        2013     16.97        15.25         0.00
                                                        2014     15.25        15.54         0.00

PIMCO Total Return Investment Division (Class B)....... 2005     12.30        12.46         0.00
                                                        2006     12.46        12.90         0.00
                                                        2007     12.90        13.74         0.00
                                                        2008     13.74        13.67         0.00
                                                        2009     13.67        15.98         0.00
                                                        2010     15.98        17.12         0.00
                                                        2011     17.12        17.50         0.00
                                                        2012     17.50        18.94         0.00
                                                        2013     18.94        18.40         0.00
                                                        2014     18.40        18.99         0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class B).... 2005    $15.85       $16.38        0.00
                                                        2006     16.38        19.08        0.00
                                                        2007     19.08        18.57        0.00
                                                        2008     18.57        12.20        2.25
                                                        2009     12.20        15.19       11.05
                                                        2010     15.19        19.04       19.22
                                                        2011     19.04        18.05       27.24
                                                        2012     18.05        20.75       34.78
                                                        2013     20.75        28.41       41.39
                                                        2014     28.41        29.49       52.82

SSGA Growth and Income ETF Investment Division (Class
  B) (5/1/2006)........................................ 2006     10.54        11.22        0.00
                                                        2007     11.22        11.71        0.00
                                                        2008     11.71         8.69        0.00
                                                        2009      8.69        10.75        0.00
                                                        2010     10.75        11.96        0.00
                                                        2011     11.96        11.97        0.00
                                                        2012     11.97        13.38        0.00
                                                        2013     13.38        14.97        0.00
                                                        2014     14.97        15.69        0.00

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)........................................... 2006     10.73        11.47        0.00
                                                        2007     11.47        12.00        0.00
                                                        2008     12.00         7.97        0.00
                                                        2009      7.97        10.19        0.00
                                                        2010     10.19        11.53        0.00
                                                        2011     11.53        11.17        0.00
                                                        2012     11.17        12.73        0.00
                                                        2013     12.73        14.89        0.00
                                                        2014     14.89        15.54        0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B)............................................ 2005     12.44        13.10        0.00
                                                        2006     13.10        14.65        0.00
                                                        2007     14.65        15.83        0.00
                                                        2008     15.83         9.09        0.00
                                                        2009      9.09        12.89        0.00
                                                        2010     12.89        14.90        0.00
                                                        2011     14.90        14.57        0.00
                                                        2012     14.57        17.12        0.00
                                                        2013     17.12        23.54        0.00
                                                        2014     23.54        25.37        3.80

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment
  Division (Class B)).................................. 2005    $ 4.41       $ 4.85          0.00
                                                        2006      4.85         5.06          0.00
                                                        2007      5.06         6.60          0.00
                                                        2008      6.60         3.63          0.00
                                                        2009      3.63         5.72          0.00
                                                        2010      5.72         7.23          0.00
                                                        2011      7.23         6.45          0.00
                                                        2012      6.45         7.17          0.00
                                                        2013      7.17         7.51          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)............................................ 2005      7.24         8.22          0.00
                                                        2006      8.22         8.64          0.00
                                                        2007      8.64        10.07          0.00
                                                        2008     10.07         6.01          0.00
                                                        2009      6.01         8.66          0.00
                                                        2010      8.66        10.95          0.00
                                                        2011     10.95        10.67          0.00
                                                        2012     10.67        12.02          0.00
                                                        2013     12.02        16.26          0.00
                                                        2014     16.26        18.16          5.38

T. Rowe Price Small Cap Growth Investment Division
  (Class B)............................................ 2005     13.67        14.99      1,147.98
                                                        2006     14.99        15.39      1,322.70
                                                        2007     15.39        16.70      1,546.69
                                                        2008     16.70        10.53          0.00
                                                        2009     10.53        14.46          0.00
                                                        2010     14.46        19.29          2.32
                                                        2011     19.29        19.39          0.00
                                                        2012     19.39        22.26          0.00
                                                        2013     22.26        31.79          0.00
                                                        2014     31.79        33.58          1.94

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)........................ 2005     20.70        21.03          0.00
                                                        2006     21.03        21.84          0.00
                                                        2007     21.84        22.43          0.00
                                                        2008     22.43        18.84          0.00
                                                        2009     18.84        24.61          0.00
                                                        2010     24.61        27.41          0.00
                                                        2011     27.41        28.74          0.00
                                                        2012     28.74        31.68          0.00
                                                        2013     31.68        31.64          0.00
                                                        2014     31.64        33.00          0.00

                                                              BEGINNING                 NUMBER OF
                                                               OF YEAR    END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                     ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment
  Division (Class B)................................... 2005   $ 16.52      $ 16.60         0.00
                                                        2006     16.60        17.08         0.00
                                                        2007     17.08        17.60         0.00
                                                        2008     17.60        17.34         0.00
                                                        2009     17.34        17.88         0.00
                                                        2010     17.88        18.68         0.00
                                                        2011     18.68        19.48         0.00
                                                        2012     19.48        19.89         0.00
                                                        2013     19.89        19.52         0.00
                                                        2014     19.52        19.83         0.00

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))........................................... 2005     32.19        35.07         0.00
                                                        2006     35.07        39.71         0.00
                                                        2007     39.71        41.04         0.00
                                                        2008     41.04        24.59         1.08
                                                        2009     24.59        32.06        19.11
                                                        2010     32.06        35.48        81.75
                                                        2011     35.48        33.65       141.58
                                                        2012     33.65        37.53       204.55
                                                        2013     37.53        49.58       242.60
                                                        2014     49.58        54.20       286.92

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class
  B) and before that BlackRock Large Cap Investment
  Division (Class B)).................................. 2005     72.34        74.03         0.00
                                                        2006     74.03        83.48         0.00
                                                        2007     83.48        87.68         0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment
  Division (Class B)).................................. 2007     86.95        87.96         0.00
                                                        2008     87.96        54.62         0.00
                                                        2009     54.62        64.49         0.00
                                                        2010     64.49        71.84         0.00
                                                        2011     71.84        71.34         0.00
                                                        2012     71.34        80.14         0.00
                                                        2013     80.14       106.60         0.00
                                                        2014    106.60       119.85         0.00

                       METLIFE FINANCIAL FREEDOM SELECT
                         0.60 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING                 NUMBER OF
                                                              OF YEAR    END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 15.57      $ 16.41          0.00
                                                       2007     16.41        16.81         23.86
                                                       2008     16.81        15.11          0.00
                                                       2009     15.11        16.87          0.00
                                                       2010     16.87        17.80          0.13
                                                       2011     17.80        18.73          0.00
                                                       2012     18.73        19.57          0.00
                                                       2013     19.57        18.99          0.00
                                                       2014     18.99        19.82          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     20.24        25.16        128.70
                                                       2006     25.16        30.95        198.08
                                                       2007     30.95        37.26        370.00
                                                       2008     37.26        17.17        927.80
                                                       2009     17.17        27.46      1,382.31
                                                       2010     27.46        33.34      1,641.45
                                                       2011     33.34        26.73      1,239.91
                                                       2012     26.73        31.32      1,410.91
                                                       2013     31.32        39.83      1,525.58
                                                       2014     39.83        40.33      1,473.05

American Funds Growth Investment Division+ (Class 2).. 2005    143.61       165.46         38.07
                                                       2006    165.46       180.83         57.42
                                                       2007    180.83       201.43         66.22
                                                       2008    201.43       111.90        152.98
                                                       2009    111.90       154.68        483.27
                                                       2010    154.68       182.02        674.64
                                                       2011    182.02       172.76        863.53
                                                       2012    172.76       201.94        963.66
                                                       2013    201.94       260.51      1,104.04
                                                       2014    260.51       280.28        948.84

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005    109.65       115.07        307.05
                                                       2006    115.07       131.44        375.63
                                                       2007    131.44       136.90        450.47
                                                       2008    136.90        84.36        487.10
                                                       2009     84.36       109.78        540.33
                                                       2010    109.78       121.29        573.59
                                                       2011    121.29       118.06        613.67
                                                       2012    118.06       137.52        595.35
                                                       2013    137.52       182.04        631.47
                                                       2014    182.04       199.69        538.03

                                                                 BEGINNING                 NUMBER OF
                                                                  OF YEAR    END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008    $10.00       $ 7.05      5,299.96
                                                           2009      7.05         9.06      7,857.12
                                                           2010      9.06        10.11     12,530.93
                                                           2011     10.11         9.83     16,085.62
                                                           2012      9.83        11.09     17,640.78
                                                           2013     11.09        13.07     19,183.04
                                                           2014     13.07        13.78     19,790.48

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.39          0.00
                                                           2009      6.39         8.52        253.02
                                                           2010      8.52         9.61      1,742.24
                                                           2011      9.61         9.10        885.38
                                                           2012      9.10        10.51      1,706.80
                                                           2013     10.51        13.07      1,626.46
                                                           2014     13.07        13.82      1,719.06

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.73          0.00
                                                           2009      7.73         9.48          0.00
                                                           2010      9.48        10.36          0.00
                                                           2011     10.36        10.31          0.00
                                                           2012     10.31        11.36          0.00
                                                           2013     11.36        12.82          0.00
                                                           2014     12.82        13.52          0.00

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................... 2005     13.41        13.58        242.15
                                                           2006     13.58        14.02      1,503.66
                                                           2007     14.02        14.86      2,452.12
                                                           2008     14.86        15.60        535.20
                                                           2009     15.60        16.28        797.67
                                                           2010     16.28        17.11        698.24
                                                           2011     17.11        18.24        461.40
                                                           2012     18.24        18.79        633.30
                                                           2013     18.79        18.20        918.58
                                                           2014     18.20        19.09        736.75

BlackRock Bond Income Investment Division (Class B)....... 2005     53.21        54.03         88.59
                                                           2006     54.03        55.93          0.00
                                                           2007     55.93        58.94          0.22
                                                           2008     58.94        56.44          2.77
                                                           2009     56.44        61.26          5.12
                                                           2010     61.26        65.81          7.25
                                                           2011     65.81        69.54          9.99
                                                           2012     69.54        74.15         12.38
                                                           2013     74.15        72.97         14.72
                                                           2014     72.97        77.47         16.97

                                                                    BEGINNING                 NUMBER OF
                                                                     OF YEAR    END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B).................................................. 2005    $27.57       $29.25         0.00
                                                              2006     29.25        30.21         0.00
                                                              2007     30.21        35.56         0.00
                                                              2008     35.56        22.38        12.16
                                                              2009     22.38        30.36        22.78
                                                              2010     30.36        36.06        30.38
                                                              2011     36.06        32.56        40.58
                                                              2012     32.56        36.92        49.71
                                                              2013     36.92        49.14        54.20
                                                              2014     49.14        53.07        81.96

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B))........................................ 2006     18.46        18.78         0.00
                                                              2007     18.78        19.36         0.00
                                                              2008     19.36        10.59         0.00
                                                              2009     10.59        11.06         0.00

BlackRock Large Cap Value Investment Division (Class B)...... 2005     12.04        12.64         0.00
                                                              2006     12.64        14.97         0.00
                                                              2007     14.97        15.34         0.00
                                                              2008     15.34         9.89        41.63
                                                              2009      9.89        10.92        41.27
                                                              2010     10.92        11.83        41.18
                                                              2011     11.83        12.00        40.87
                                                              2012     12.00        13.59        40.67
                                                              2013     13.59        17.80        49.27
                                                              2014     17.80        19.41        98.20

Calvert VP SRI Balanced Investment Division.................. 2005     23.48        24.66         0.00
                                                              2006     24.66        26.66         0.00
                                                              2007     26.66        27.23         1.81
                                                              2008     27.23        18.59        13.24
                                                              2009     18.59        23.15        26.55
                                                              2010     23.15        25.80        37.00
                                                              2011     25.80        26.81        47.80
                                                              2012     26.81        29.46        57.14
                                                              2013     29.46        34.55       185.75
                                                              2014     34.55        37.64        65.50

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.90        14.52         0.00
                                                              2006     14.52        19.87         0.00
                                                              2007     19.87        16.78         9.75
                                                              2008     16.78         9.73        19.79
                                                              2009      9.73        13.03       124.58
                                                              2010     13.03        15.04       196.36
                                                              2011     15.04        14.11       268.94
                                                              2012     14.11        17.68       324.42
                                                              2013     17.68        18.19       374.02
                                                              2014     18.19        20.48        59.01

                                                                  BEGINNING                 NUMBER OF
                                                                   OF YEAR    END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                         ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (4/28/2014).............................................. 2014   $291.74      $330.16       190.08

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)................................... 2007    178.29       219.90         2.12
                                                            2008    219.90       126.78        22.81
                                                            2009    126.78       180.03        66.66
                                                            2010    180.03       195.77       104.89
                                                            2011    195.77       179.92       143.12
                                                            2012    179.92       219.11       165.87
                                                            2013    219.11       280.49       209.35
                                                            2014    280.49       292.82         0.00

Harris Oakmark International Investment Division
  (Class B)................................................ 2005     14.33        16.27         0.00
                                                            2006     16.27        20.84         0.00
                                                            2007     20.84        20.49       390.68
                                                            2008     20.49        12.04       523.56
                                                            2009     12.04        18.56       638.25
                                                            2010     18.56        21.47       700.49
                                                            2011     21.47        18.30       265.17
                                                            2012     18.30        23.51       288.82
                                                            2013     23.51        30.50       329.05
                                                            2014     30.50        28.56       349.31

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B))............................................... 2005     22.74        25.30         0.00
                                                            2006     25.30        27.96         0.00
                                                            2007     27.96        28.68         1.16
                                                            2008     28.68        14.97        34.00
                                                            2009     14.97        21.99       168.44
                                                            2010     21.99        27.55       260.41
                                                            2011     27.55        25.56       356.60
                                                            2012     25.56        28.34         0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B))............................................... 2012     28.21        29.15       460.20
                                                            2013     29.15        37.76       884.95
                                                            2014     37.76        41.15       515.78

Invesco Small Cap Growth Investment Division (Class B)..... 2005     12.49        13.44       321.15
                                                            2006     13.44        15.26       535.66
                                                            2007     15.26        16.85       531.10
                                                            2008     16.85        10.26       666.40
                                                            2009     10.26        13.65       921.55
                                                            2010     13.65        17.12       975.65
                                                            2011     17.12        16.83        59.24
                                                            2012     16.83        19.78        60.74
                                                            2013     19.78        27.57       117.28
                                                            2014     27.57        29.57       118.08

                                                                  BEGINNING                 NUMBER OF
                                                                   OF YEAR    END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).............. 2012    $10.01       $ 9.70        779.83
                                                            2013      9.70        13.19        439.88
                                                            2014     13.19        14.25        448.80

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B))...................................... 2005      8.62         8.97          0.00
                                                            2006      8.97         9.59          0.00
                                                            2007      9.59        10.90         69.33
                                                            2008     10.90         5.86        833.49
                                                            2009      5.86         8.37        418.72
                                                            2010      8.37         9.10        600.72
                                                            2011      9.10         8.92        738.63
                                                            2012      8.92        10.06          0.00

Loomis Sayles Global Markets Investment Division
  (Class B)................................................ 2013     13.55        14.97      1,166.23
                                                            2014     14.97        15.40        581.05

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         8.03          0.00
                                                            2009      8.03        10.20        583.99
                                                            2010     10.20        11.34        827.58
                                                            2011     11.34        11.51        932.66
                                                            2012     11.51        12.87      1,051.47
                                                            2013     12.87        13.47          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005     28.90        30.64          0.00
                                                            2006     30.64        35.45          0.00
                                                            2007     35.45        39.34          0.00
                                                            2008     39.34        25.00          0.00
                                                            2009     25.00        32.29         66.26
                                                            2010     32.29        40.83        114.28
                                                            2011     40.83        40.73        268.70
                                                            2012     40.73        46.26        274.91
                                                            2013     46.26        64.69        294.88
                                                            2014     64.69        66.56        304.83

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2005     10.04        10.42        551.61
                                                            2006     10.42        11.36        740.59
                                                            2007     11.36        11.78        803.13
                                                            2008     11.78         6.87        807.43
                                                            2009      6.87         8.86        812.71
                                                            2010      8.86        11.57        819.49
                                                            2011     11.57        11.82        821.03
                                                            2012     11.82        13.03        824.50
                                                            2013     13.03        19.21        827.31
                                                            2014     19.21        19.28        935.55

                                                                  BEGINNING                 NUMBER OF
                                                                   OF YEAR    END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2005    $18.21       $18.38          0.00
                                                            2006     18.38        19.94          0.00
                                                            2007     19.94        21.12         12.88
                                                            2008     21.12        17.08         39.02
                                                            2009     17.08        23.23         73.86
                                                            2010     23.23        26.08        103.02
                                                            2011     26.08        27.08        121.55
                                                            2012     27.08        30.41        147.12
                                                            2013     30.41        32.64        185.84
                                                            2014     32.64        34.01        225.89

Met/Artisan Mid Cap Value Investment Division (Class B).... 2005     35.88        39.13        130.26
                                                            2006     39.13        43.63        189.05
                                                            2007     43.63        40.30         48.52
                                                            2008     40.30        21.58         48.45
                                                            2009     21.58        30.29         48.39
                                                            2010     30.29        34.55          0.48
                                                            2011     34.55        36.57          0.00
                                                            2012     36.57        40.56          0.00
                                                            2013     40.56        55.04          0.00
                                                            2014     55.04        55.63          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.82          0.00
                                                            2012      9.82        10.19          0.00
                                                            2013     10.19        10.24          0.00
                                                            2014     10.24        10.29          0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B))...................................... 2011     12.75        10.98      3,968.98
                                                            2012     10.98        12.74      4,333.14
                                                            2013     12.74        16.41      4,564.86
                                                            2014     16.41        17.14      4,857.19

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)................ 2005      9.99        11.21          0.00
                                                            2006     11.21        12.88          0.00
                                                            2007     12.88        13.22        113.94
                                                            2008     13.22         7.83      1,080.76
                                                            2009      7.83        10.23      2,277.56
                                                            2010     10.23        11.77      3,242.99
                                                            2011     11.77        12.79          0.00

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

                                                               BEGINNING                 NUMBER OF
                                                                OF YEAR    END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005    $ 9.99       $10.35          0.00
                                                         2006     10.35        11.00          0.00
                                                         2007     11.00        11.54          0.00
                                                         2008     11.54         9.82          0.00
                                                         2009      9.82        11.77          0.00
                                                         2010     11.77        12.87         25.58
                                                         2011     12.87        13.21          4.65
                                                         2012     13.21        14.34         13.49
                                                         2013     14.34        14.86          0.00
                                                         2014     14.86        15.43          0.00

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.57          0.00
                                                         2006     10.57        11.50      1,064.53
                                                         2007     11.50        11.98      1,957.00
                                                         2008     11.98         9.33        461.34
                                                         2009      9.33        11.48        847.70
                                                         2010     11.48        12.72        731.60
                                                         2011     12.72        12.78        930.90
                                                         2012     12.78        14.16      1,511.69
                                                         2013     14.16        15.61      1,753.63
                                                         2014     15.61        16.28      1,348.37

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005      9.99        10.80          0.00
                                                         2006     10.80        12.01          0.00
                                                         2007     12.01        12.46        321.38
                                                         2008     12.46         8.83      2,222.44
                                                         2009      8.83        11.11      4,153.92
                                                         2010     11.11        12.50      5,679.00
                                                         2011     12.50        12.26      7,971.62
                                                         2012     12.26        13.80      9,669.02
                                                         2013     13.80        16.18     12,613.68
                                                         2014     16.18        16.90     14,638.04

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008      9.99         7.07          0.00
                                                         2009      7.07         9.03          0.00
                                                         2010      9.03         9.88          0.00
                                                         2011      9.88         9.65          0.00
                                                         2012      9.65        11.14          0.00
                                                         2013     11.14        12.02          0.00

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

                                                               BEGINNING                 NUMBER OF
                                                                OF YEAR    END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013    $12.10       $13.87        212.17
                                                         2014     13.87        13.85          0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        11.03          0.00
                                                         2006     11.03        12.52         63.94
                                                         2007     12.52        12.93        926.68
                                                         2008     12.93         8.33      2,093.10
                                                         2009      8.33        10.70      4,797.09
                                                         2010     10.70        12.20      7,747.39
                                                         2011     12.20        11.67     10,763.39
                                                         2012     11.67        13.38     15,047.10
                                                         2013     13.38        16.54     18,759.12
                                                         2014     16.54        17.30     19,745.94

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     13.52        15.06        261.98
                                                         2006     15.06        16.44        402.06
                                                         2007     16.44        17.57        510.74
                                                         2008     17.57        11.11        421.19
                                                         2009     11.11        15.11      1,229.22
                                                         2010     15.11        18.92      1,515.44
                                                         2011     18.92        18.40      2,693.30
                                                         2012     18.40        21.46      2,988.88
                                                         2013     21.46        28.33      3,885.22
                                                         2014     28.33        30.76      3,678.90

MetLife Small Cap Value Investment Division
  (formerly Third Avenue Small Cap Value Investment
  Division (Class B))................................... 2005     14.63        16.79          0.00
                                                         2006     16.79        18.88          0.00
                                                         2007     18.88        18.20          1.37
                                                         2008     18.20        12.69         40.78
                                                         2009     12.69        15.96         64.64
                                                         2010     15.96        19.02         89.65
                                                         2011     19.02        17.21        114.32
                                                         2012     17.21        20.18        137.62
                                                         2013     20.18        26.57        156.61
                                                         2014     26.57        26.86        172.74

MetLife Stock Index Investment Division (Class B)....... 2005     41.32        42.87        160.04
                                                         2006     42.87        49.09        617.41
                                                         2007     49.09        51.22        976.68
                                                         2008     51.22        31.94        469.01
                                                         2009     31.94        39.98        690.37
                                                         2010     39.98        45.50        693.09
                                                         2011     45.50        45.97        307.27
                                                         2012     45.97        52.74        406.10
                                                         2013     52.74        69.05      1,474.99
                                                         2014     69.05        77.62      1,095.00

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

                                                         BEGINNING                 NUMBER OF
                                                          OF YEAR    END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B)....................................... 2005    $11.54       $13.35          0.00
                                                   2006     13.35        16.80          0.00
                                                   2007     16.80        18.92          8.24
                                                   2008     18.92        10.84        113.90
                                                   2009     10.84        14.18        691.22
                                                   2010     14.18        15.70      1,173.92
                                                   2011     15.70        13.93      1,962.57
                                                   2012     13.93        16.16      2,430.03
                                                   2013     16.16        19.16      2,527.41
                                                   2014     19.16        17.72      2,761.54

MFS(R) Total Return Investment Division (Class B). 2005     46.05        47.08         70.56
                                                   2006     47.08        52.38         72.29
                                                   2007     52.38        54.21         72.69
                                                   2008     54.21        41.84         84.95
                                                   2009     41.84        49.20         91.54
                                                   2010     49.20        53.70         25.05
                                                   2011     53.70        54.53         26.73
                                                   2012     54.53        60.34         20.14
                                                   2013     60.34        71.19         21.60
                                                   2014     71.19        76.68         22.88

MFS(R) Value Investment Division (Class B)........ 2005     13.75        13.44        365.40
                                                   2006     13.44        15.75        516.86
                                                   2007     15.75        15.02        160.74
                                                   2008     15.02         9.90        127.36
                                                   2009      9.90        11.86        127.21
                                                   2010     11.86        13.11          1.33
                                                   2011     13.11        13.12          0.00
                                                   2012     13.12        15.17          0.00
                                                   2013     15.17        20.41         24.92
                                                   2014     20.41        22.43          0.00

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))...................................... 2005     28.49        31.28          0.00
                                                   2006     31.28        34.72          0.00
                                                   2007     34.72        35.87          0.00
                                                   2008     35.87        21.71          0.00
                                                   2009     21.71        26.22          0.00
                                                   2010     26.22        29.79          0.00
                                                   2011     29.79        27.72          0.00
                                                   2012     27.72        31.81          0.00
                                                   2013     31.81        35.11          0.00

                                                                   BEGINNING                 NUMBER OF
                                                                    OF YEAR    END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008    $ 9.99       $ 6.63          0.00
                                                             2009      6.63         8.23          9.58
                                                             2010      8.23         9.09         17.79
                                                             2011      9.09         8.98         25.39
                                                             2012      8.98        10.17         32.57
                                                             2013     10.17        11.17          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     14.30        16.70        181.13
                                                             2011     16.70        15.45        253.99
                                                             2012     15.45        16.78        329.80
                                                             2013     16.78        23.19          0.00
                                                             2014     23.19        23.29          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2005     17.56        18.62          0.00
                                                             2006     18.62        20.65          0.00
                                                             2007     20.65        22.19          0.00
                                                             2008     22.19         9.83          0.00
                                                             2009      9.83        13.05        103.05
                                                             2010     13.05        14.16          0.00

MSCI EAFE(R) Index Investment Division (Class B)............ 2005     11.68        13.11          0.00
                                                             2006     13.11        16.35        271.79
                                                             2007     16.35        17.96        462.19
                                                             2008     17.96        10.32        170.67
                                                             2009     10.32        13.16        308.06
                                                             2010     13.16        14.11        418.31
                                                             2011     14.11        12.25        394.28
                                                             2012     12.25        14.38        560.49
                                                             2013     14.38        17.37      1,636.80
                                                             2014     17.37        16.18      1,820.79

Neuberger Berman Genesis Investment Division (Class B)...... 2005     18.78        19.40          0.00
                                                             2006     19.40        22.46          0.00
                                                             2007     22.46        21.50          0.00
                                                             2008     21.50        13.13          0.00
                                                             2009     13.13        14.73          0.00
                                                             2010     14.73        17.76          0.00
                                                             2011     17.76        18.63          0.00
                                                             2012     18.63        20.32          0.00
                                                             2013     20.32        27.92        131.10
                                                             2014     27.92        27.67        146.51

                                                               BEGINNING                 NUMBER OF
                                                                OF YEAR    END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2005    $13.92       $14.95         0.00
                                                         2006     14.95        17.04         0.00
                                                         2007     17.04        16.48         1.97
                                                         2008     16.48        10.10        30.00
                                                         2009     10.10        13.74        61.84
                                                         2010     13.74        16.78        85.76
                                                         2011     16.78        15.80       112.57
                                                         2012     15.80        16.53       138.47
                                                         2013     16.53        17.97         0.00

Oppenheimer Global Equity Investment Division (Class B). 2013      1.01         1.16         0.00
                                                         2014      1.16         1.18         0.00

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.60         0.00
                                                         2009      6.60         8.70         0.00
                                                         2010      8.70         9.31         0.00
                                                         2011      9.31         8.62         0.00
                                                         2012      8.62        10.47         0.00
                                                         2013     10.47        11.16         0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006).................................. 2006     11.26        11.43         0.00
                                                         2007     11.43        12.59         0.00
                                                         2008     12.59        11.65        27.56
                                                         2009     11.65        13.67        54.18
                                                         2010     13.67        14.64        62.90
                                                         2011     14.64        16.18        69.35
                                                         2012     16.18        17.55        75.24
                                                         2013     17.55        15.83        31.44
                                                         2014     15.83        16.19        31.00

PIMCO Total Return Investment Division (Class B)........ 2005     12.47        12.67       244.94
                                                         2006     12.67        13.17       251.39
                                                         2007     13.17        14.08       255.24
                                                         2008     14.08        14.05       287.05
                                                         2009     14.05        16.48       377.80
                                                         2010     16.48        17.73       213.42
                                                         2011     17.73        18.18       285.33
                                                         2012     18.18        19.74       350.27
                                                         2013     19.74        19.25       436.06
                                                         2014     19.25        19.94       346.84

                                                             BEGINNING                 NUMBER OF
                                                              OF YEAR    END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                    ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class B)... 2005    $16.20       $16.79        226.95
                                                       2006     16.79        19.63        232.89
                                                       2007     19.63        19.18        241.68
                                                       2008     19.18        12.64        257.77
                                                       2009     12.64        15.79        259.23
                                                       2010     15.79        19.87         43.58
                                                       2011     19.87        18.90         55.11
                                                       2012     18.90        21.81         80.73
                                                       2013     21.81        29.96        371.08
                                                       2014     29.96        31.20        403.51

SSGA Growth and Income ETF Investment Division (Class
  B) (5/1/2006)....................................... 2006     10.56        11.27          0.00
                                                       2007     11.27        11.80          9.25
                                                       2008     11.80         8.79         67.80
                                                       2009      8.79        10.92        128.46
                                                       2010     10.92        12.18        179.36
                                                       2011     12.18        12.24        222.44
                                                       2012     12.24        13.72        255.07
                                                       2013     13.72        15.41        289.70
                                                       2014     15.41        16.21        415.07

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006).......................................... 2006     10.75        11.53          0.00
                                                       2007     11.53        12.10          0.00
                                                       2008     12.10         8.06          0.00
                                                       2009      8.06        10.35          0.00
                                                       2010     10.35        11.74          0.00
                                                       2011     11.74        11.42      1,730.82
                                                       2012     11.42        13.06      1,773.28
                                                       2013     13.06        15.33      1,765.66
                                                       2014     15.33        16.06      1,758.02

T. Rowe Price Large Cap Growth Investment Division
  (Class B)........................................... 2005     12.71        13.43          0.00
                                                       2006     13.43        15.07          0.00
                                                       2007     15.07        16.35         22.08
                                                       2008     16.35         9.42        181.48
                                                       2009      9.42        13.40        357.89
                                                       2010     13.40        15.55        516.42
                                                       2011     15.55        15.25        635.89
                                                       2012     15.25        17.99        777.10
                                                       2013     17.99        24.82      1,752.70
                                                       2014     24.82        26.85      1,434.16

                                                                    BEGINNING                 NUMBER OF
                                                                     OF YEAR    END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                           ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2005    $ 4.47       $ 4.94          0.00
                                                              2006      4.94         5.17          0.00
                                                              2007      5.17         6.76         78.66
                                                              2008      6.76         3.73        778.66
                                                              2009      3.73         5.90        450.15
                                                              2010      5.90         7.49        629.94
                                                              2011      7.49         6.71        778.71
                                                              2012      6.71         7.47        893.40
                                                              2013      7.47         7.83          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B).................................................. 2005      7.34         8.36          0.00
                                                              2006      8.36         8.82          0.00
                                                              2007      8.82        10.32        615.75
                                                              2008     10.32         6.18      1,140.64
                                                              2009      6.18         8.93      1,262.10
                                                              2010      8.93        11.34      1,441.13
                                                              2011     11.34        11.09        622.24
                                                              2012     11.09        12.53        716.13
                                                              2013     12.53        17.01        828.22
                                                              2014     17.01        19.07        960.59

T. Rowe Price Small Cap Growth Investment Division
  (Class B).................................................. 2005     14.05        15.46          0.00
                                                              2006     15.46        15.93          0.00
                                                              2007     15.93        17.34          3.68
                                                              2008     17.34        10.98         29.24
                                                              2009     10.98        15.13         72.95
                                                              2010     15.13        20.25        110.76
                                                              2011     20.25        20.42        143.40
                                                              2012     20.42        23.53        172.70
                                                              2013     23.53        33.72        196.48
                                                              2014     33.72        35.75        275.48

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B).............................. 2005     21.45        21.87          0.00
                                                              2006     21.87        22.79          0.00
                                                              2007     22.79        23.49         17.25
                                                              2008     23.49        19.79          0.00
                                                              2009     19.79        25.95        304.38
                                                              2010     25.95        29.01        480.49
                                                              2011     29.01        30.52        555.79
                                                              2012     30.52        33.76        672.08
                                                              2013     33.76        33.84        942.47
                                                              2014     33.84        35.42        225.45

                                                                  BEGINNING                 NUMBER OF
                                                                   OF YEAR    END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION  UNITS END
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE    OF YEAR
-------------------                                         ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment
  Division (Class B)....................................... 2005   $ 17.12      $ 17.26        176.32
                                                            2006     17.26        17.83        181.06
                                                            2007     17.83        18.43        184.45
                                                            2008     18.43        18.23        204.39
                                                            2009     18.23        18.86        477.81
                                                            2010     18.86        19.77        529.52
                                                            2011     19.77        20.69      1,522.36
                                                            2012     20.69        21.19      1,606.13
                                                            2013     21.19        20.88      1,315.58
                                                            2014     20.88        21.28      1,468.39

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005     33.35        36.47          0.00
                                                            2006     36.47        41.44          0.00
                                                            2007     41.44        42.98        215.30
                                                            2008     42.98        25.84        334.89
                                                            2009     25.84        33.81        488.07
                                                            2010     33.81        37.55        559.97
                                                            2011     37.55        35.73        215.38
                                                            2012     35.73        40.00        206.97
                                                            2013     40.00        53.02        206.99
                                                            2014     53.02        58.16        215.50

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     78.00        80.11          0.00
                                                            2006     80.11        90.65          0.00
                                                            2007     90.65        95.31          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     94.52        95.85          3.26
                                                            2008     95.85        59.73         18.05
                                                            2009     59.73        70.77         64.19
                                                            2010     70.77        79.11        102.70
                                                            2011     79.11        78.83        140.39
                                                            2012     78.83        88.87        175.52
                                                            2013     88.87       118.63        105.28
                                                            2014    118.63       133.84        126.54

--------
  The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

  The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

  The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

  The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

  The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

  The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

  The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

  The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

  The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

  The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

  The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

  The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

  The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

  The Investment Division of the Metropolitan Fund with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Investment Division of the Metropolitan Fund prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The Investment Division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history prior to May 1, 2004 is that of the Investment Division which no longer exists.

* We are waiving a portion of the Separate Account charge for the Investment Division investing in the BlackRock Large Cap Core Portfolio.

+ The Accumulation Unit Values for the American Funds Bond, American Funds
  Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions are calculated with an additional .25% Separate Account Charge as indicated in the Separate Account Charge section of the Table of Expenses.

  Please see the Table of Expenses for more information.